Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.4%)
U.S. Government Securities (7.4%)
	United States Treasury Note/Bond	4.375%	12/31/29	137,559	141,482
[1]	United States Treasury Note/Bond	4.250%	1/31/30	153,984	157,581
	United States Treasury Note/Bond	3.750%	5/31/30	185,161	185,219
[1]	United States Treasury Note/Bond	3.750%	6/30/30	139,503	139,492
[1,2,3]	United States Treasury Note/Bond	4.625%	9/30/30	166,666	173,502
	United States Treasury Note/Bond	3.750%	12/31/30	100,000	99,664
	United States Treasury Note/Bond	4.000%	1/31/31	185,802	187,464
	United States Treasury Note/Bond	4.125%	3/31/31	200,000	202,984
	United States Treasury Note/Bond	4.625%	4/30/31	160,000	166,600
[1]	United States Treasury Note/Bond	1.625%	5/15/31	133,500	117,563
	United States Treasury Note/Bond	4.625%	5/31/31	100,000	104,105
	United States Treasury Note/Bond	4.250%	6/30/31	120,000	122,480
	United States Treasury Note/Bond	4.125%	7/31/31	181,837	184,309
	United States Treasury Note/Bond	3.625%	9/30/31	179,000	176,308
	United States Treasury Note/Bond	4.375%	1/31/32	144,000	147,836
	United States Treasury Note/Bond	1.875%	2/15/32	32,700	28,703
	United States Treasury Note/Bond	2.875%	5/15/32	83,000	77,534
	United States Treasury Note/Bond	2.750%	8/15/32	80,000	73,866
	United States Treasury Note/Bond	4.375%	5/15/34	82,000	83,570
	United States Treasury Note/Bond	4.250%	11/15/34	80,000	80,612
Total U.S. Government and Agency Obligations (Cost $2,610,443)					2,650,874
Asset-Backed/Commercial Mortgage-Backed Securities (1.8%)
[4,5]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.465%	9/15/48	360	325
[4,5]	BANK Class A4 Series 2022-BNK40	3.504%	3/15/64	19,679	17,893
[4,5]	BANK Class A4 Series 2022-BNK41	3.916%	4/15/65	6,267	5,846
[4]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	4,940	4,261
[4]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	18,680	17,940
[4]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/57	30,170	31,613
[4]	BANK Class A5 Series 2024-BNK48	5.053%	10/15/57	32,140	31,991
[4,5]	BANK Class A5 Series 2025-BNK49	5.623%	3/15/58	31,430	32,600
[4,5]	BANK Class AS Series 2022-BNK40	3.504%	3/15/64	960	847
[4,5]	BANK Class AS Series 2024-BNK48	5.355%	10/15/57	14,680	14,447
[4,5]	BANK Class AS Series 2025-BNK49	6.025%	3/15/58	9,430	9,733
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	1,540	1,511
[4]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	2,285	2,084
[4]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	4,000	3,440
[4]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	3,760	3,262
[4]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	7,114	6,219
[4,5]	BBCMS Mortgage Trust Class A5 Series 2022-C16	4.600%	6/15/55	15,170	14,912
[4]	BBCMS Mortgage Trust Class A5 Series 2022-C17	4.441%	9/15/55	4,250	4,132
[4,5]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/56	2,600	2,914
[4]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/57	7,170	7,368
[4]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/57	13,230	13,969
[4]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/57	5,600	5,741
[4]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/57	27,320	28,232
[4]	BBCMS Mortgage Trust Class A5 Series 2025-C32	5.720%	2/15/62	25,240	26,447
[4]	BBCMS Mortgage Trust Class AS Series 2024-C24	5.867%	2/15/57	2,735	2,828
[4,5]	BBCMS Mortgage Trust Class AS Series 2024-C30	5.831%	11/15/57	15,858	16,239
[4]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	18,110	16,141
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	1,200	1,177
[4]	Benchmark Mortgage Trust Class A4 Series 2023-B38	5.525%	4/15/56	6,760	7,003
[4]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	3,660	3,339
[4,5]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	20,280	19,617
[4]	BMO Mortgage Trust Class A5 Series 2023-C7	6.160%	12/15/56	21,840	23,368
[4,5]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/57	12,110	12,412
[4,5]	BMO Mortgage Trust Class A5 Series 2024-C10	5.729%	11/15/57	8,780	8,782
[4,5]	BMO Mortgage Trust Class A5 Series 2024-C8	5.598%	3/15/57	37,280	38,655
[4]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/57	44,330	46,250
[4]	BMO Mortgage Trust Class A5 Series 2025-C11	5.687%	2/15/58	23,700	24,694

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	BMO Mortgage Trust Class AS Series 2024-C8	5.911%	3/15/57	1,850	1,932
[4]	BMO Mortgage Trust Class AS Series 2025-C11	5.978%	2/15/58	6,320	6,622
[4,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	1,340	1,288
[4,5]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/50	820	790
[4,5]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	1,000	720
[4,5]	CD Mortgage Trust Class C Series 2018-CD7	5.001%	8/15/51	1,350	1,230
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	926	913
[4,5]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	400	393
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	1,000	918
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.720%	9/10/58	900	757
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.395%	9/15/50	1,000	875
[4,6]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	495	481
[4,5]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.488%	8/15/48	960	832
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	3,620	3,354
[4,5]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.542%	9/10/47	4,615	3,622
[4,5]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.791%	10/10/48	910	634
[4,5,6]	Houston Galleria Mall Trust Class A Series 2025-HGLR	5.644%	2/5/45	16,420	16,705
[4,5,6]	IRV Trust Class A Series 2025-200P	5.471%	3/14/47	9,065	9,079
[4,6]	Jersey Mike's Funding LLC Class A2 Series 2024-1A	5.636%	2/15/55	7,530	7,494
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.769%	11/15/43	246	235
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	150	148
[4,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.112%	7/15/46	1,830	1,593
[4,6]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	1,870	1,659
[4,5]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	1,900	1,646
[4,6]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	3,035	2,884
[4,5]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/56	16,150	17,240
[4,6]	SLG Office Trust Class A Series 2021-OVA	2.585%	7/15/41	4,720	4,121
[4,6]	Subway Funding LLC Class A2II Series 2024-1A	6.268%	7/30/54	9,970	10,137
[4,6]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	2,500	2,069
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/57	30,230	30,741
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	1,196	744
[4,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	1,380	1,268
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	3,752	3,528
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	1,674	1,487
[4,5]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	1,410	853
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $653,160)					647,224
Corporate Bonds (86.1%)
Communications (5.3%)
[7]	Alphabet Inc.	4.500%	5/15/35	37,890	37,355
[6]	AMC Networks Inc.	10.250%	1/15/29	243	251
	AMC Networks Inc.	4.250%	2/15/29	275	202
	AT&T Inc.	2.750%	6/1/31	52,000	46,670
	AT&T Inc.	2.250%	2/1/32	95,281	80,949
[8]	AT&T Inc.	3.600%	6/1/33	4,600	5,221
	AT&T Inc.	2.550%	12/1/33	29,970	24,745
	AT&T Inc.	5.400%	2/15/34	53,344	54,450
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	2,000	1,978
	British Telecommunications plc	9.625%	12/15/30	6,194	7,583
[6]	Cable One Inc.	4.000%	11/15/30	503	409
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	7,580	7,163
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	225	203
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	2,100	1,903
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	14,025	12,162
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	59,341	48,199
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	2,000	1,815
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/34	44,971	46,561
[9]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	10,995	10,635
	Comcast Corp.	4.250%	10/15/30	6,753	6,680
	Comcast Corp.	1.950%	1/15/31	32,500	28,211
	Comcast Corp.	1.500%	2/15/31	7,672	6,483
	Comcast Corp.	4.250%	1/15/33	31,100	29,739
	Comcast Corp.	5.300%	6/1/34	20,400	20,730
[6]	CSC Holdings LLC	11.750%	1/31/29	1,140	1,076
[6]	CSC Holdings LLC	3.375%	2/15/31	2,265	1,513
	Deutsche Telekom International Finance BV	8.750%	6/15/30	73,671	86,736
	Deutsche Telekom International Finance BV	9.250%	6/1/32	5,000	6,191
	Discovery Communications LLC	3.625%	5/15/30	18,276	16,220
[6]	DISH Network Corp.	11.750%	11/15/27	1,510	1,586
	Electronic Arts Inc.	1.850%	2/15/31	34,437	29,591

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Expedia Group Inc.	5.400%	2/15/35	25,000	24,615
	Fox Corp.	3.500%	4/8/30	14,000	13,202
	Fox Corp.	6.500%	10/13/33	10,391	11,052
[6]	Frontier Communications Holdings LLC	8.625%	3/15/31	311	330
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	364	364
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	2,000	1,750
	Interpublic Group of Cos. Inc.	5.375%	6/15/33	2,000	1,998
[6]	Level 3 Financing Inc.	3.875%	11/15/29	540	388
[6]	Level 3 Financing Inc.	10.500%	5/15/30	350	379
[6]	Level 3 Financing Inc.	10.000%	10/15/32	247	247
[6]	Match Group Holdings II LLC	4.625%	6/1/28	2,100	2,021
	Meta Platforms Inc.	3.850%	8/15/32	29,060	27,725
[6]	Midcontinent Communications	8.000%	8/15/32	3,885	3,966
[6]	Nexstar Media Inc.	4.750%	11/1/28	1,370	1,290
[6]	NTT Finance Corp.	2.065%	4/3/31	4,955	4,301
	Omnicom Group Inc.	4.200%	6/1/30	2,000	1,954
	Omnicom Group Inc.	2.600%	8/1/31	29,000	25,377
	Orange SA	9.000%	3/1/31	21,803	26,499
	Orange SA	5.375%	1/13/42	2,500	2,408
	Paramount Global	4.950%	1/15/31	47,267	45,704
	Paramount Global	4.200%	5/19/32	63,003	56,471
	Paramount Global	6.875%	4/30/36	18,998	19,054
	Rogers Communications Inc.	3.800%	3/15/32	30,539	27,926
	Rogers Communications Inc.	5.300%	2/15/34	20,014	19,744
	Rogers Communications Inc.	7.000%	4/15/55	515	517
	Rogers Communications Inc.	7.125%	4/15/55	770	766
[6]	Scripps Escrow II Inc.	3.875%	1/15/29	1,895	1,457
[6]	Scripps Escrow Inc.	5.875%	7/15/27	2,088	1,652
	Sprint Capital Corp.	8.750%	3/15/32	86,177	103,469
[6]	Sunrise FinCo I BV	4.875%	7/15/31	1,620	1,479
	Telefonica Europe BV	8.250%	9/15/30	9,987	11,472
	T-Mobile USA Inc.	3.875%	4/15/30	134,735	130,056
	T-Mobile USA Inc.	2.550%	2/15/31	32,145	28,494
	T-Mobile USA Inc.	2.875%	2/15/31	31,920	28,761
	T-Mobile USA Inc.	2.250%	11/15/31	26,520	22,769
	T-Mobile USA Inc.	2.700%	3/15/32	10,000	8,683
	T-Mobile USA Inc.	5.125%	5/15/32	20,000	20,229
	T-Mobile USA Inc.	5.200%	1/15/33	15,000	15,075
	T-Mobile USA Inc.	5.050%	7/15/33	27,160	26,983
	T-Mobile USA Inc.	5.150%	4/15/34	19,830	19,850
	T-Mobile USA Inc.	4.700%	1/15/35	5,000	4,798
	Uber Technologies Inc.	4.800%	9/15/34	37,555	36,441
[6]	Univision Communications Inc.	8.500%	7/31/31	4,735	4,477
	Verizon Communications Inc.	1.500%	9/18/30	10,107	8,660
	Verizon Communications Inc.	1.680%	10/30/30	19,550	16,786
	Verizon Communications Inc.	1.750%	1/20/31	45,139	38,578
	Verizon Communications Inc.	2.550%	3/21/31	110,107	98,039
	Verizon Communications Inc.	2.355%	3/15/32	146,142	124,688
	Verizon Communications Inc.	4.500%	8/10/33	10,000	9,634
	Verizon Communications Inc.	5.250%	4/2/35	100,000	100,541
[6]	Virgin Media Finance plc	5.000%	7/15/30	1,125	986
[6]	VZ Secured Financing BV	5.000%	1/15/32	2,258	1,969
	Walt Disney Co.	2.650%	1/13/31	24,000	21,921
	Warnermedia Holdings Inc.	4.279%	3/15/32	65,961	56,486
					1,887,691
Consumer Discretionary (3.3%)
[6]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,015	976
[6]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	485	469
[6]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	785	724
	American Honda Finance Corp.	4.600%	4/17/30	49,420	49,349
	American Honda Finance Corp.	5.050%	7/10/31	21,990	22,336
	American Honda Finance Corp.	4.900%	1/10/34	12,500	12,271
	AutoZone Inc.	4.000%	4/15/30	14,868	14,445
	AutoZone Inc.	1.650%	1/15/31	24,357	20,574
	AutoZone Inc.	4.750%	8/1/32	15,000	14,754
	AutoZone Inc.	5.200%	8/1/33	4,000	3,990
	AutoZone Inc.	6.550%	11/1/33	2,000	2,173
	AutoZone Inc.	5.400%	7/15/34	42,500	42,915
	BorgWarner Inc.	5.400%	8/15/34	14,190	14,039

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Champ Acquisition Corp.	8.375%	12/1/31	2,645	2,794
[6]	Churchill Downs Inc.	5.500%	4/1/27	590	585
[6]	Churchill Downs Inc.	4.750%	1/15/28	1,510	1,463
[6]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/30	450	458
	Dana Inc.	4.250%	9/1/30	3,080	2,838
	Dana Inc.	4.500%	2/15/32	613	551
	eBay Inc.	2.600%	5/10/31	15,000	13,251
	eBay Inc.	6.300%	11/22/32	5,790	6,234
[6]	ERAC USA Finance LLC	4.900%	5/1/33	20,000	19,733
[6]	ERAC USA Finance LLC	5.200%	10/30/34	25,740	25,871
	Ferguson Enterprises Inc.	5.000%	10/3/34	7,000	6,774
	Ford Motor Co.	9.625%	4/22/30	140	158
	Ford Motor Co.	3.250%	2/12/32	52,757	43,123
	Ford Motor Co.	6.100%	8/19/32	33,000	31,657
	Ford Motor Credit Co. LLC	7.200%	6/10/30	21,000	21,639
	Ford Motor Credit Co. LLC	4.000%	11/13/30	28,000	24,920
	Ford Motor Credit Co. LLC	6.050%	3/5/31	20,000	19,531
	Ford Motor Credit Co. LLC	3.625%	6/17/31	20,000	17,116
	Ford Motor Credit Co. LLC	6.054%	11/5/31	15,055	14,590
	Ford Motor Credit Co. LLC	6.532%	3/19/32	30,975	30,665
	Ford Motor Credit Co. LLC	7.122%	11/7/33	14,405	14,507
	Ford Motor Credit Co. LLC	6.125%	3/8/34	15,000	14,163
[6]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/32	1,043	1,040
	General Motors Financial Co. Inc.	5.850%	4/6/30	49,310	50,161
	General Motors Financial Co. Inc.	3.600%	6/21/30	15,000	13,803
	General Motors Financial Co. Inc.	2.350%	1/8/31	31,000	26,338
	General Motors Financial Co. Inc.	5.750%	2/8/31	38,210	38,568
	General Motors Financial Co. Inc.	2.700%	6/10/31	20,580	17,645
	General Motors Financial Co. Inc.	5.600%	6/18/31	27,000	27,076
	General Motors Financial Co. Inc.	3.100%	1/12/32	62,719	53,778
	General Motors Financial Co. Inc.	5.625%	4/4/32	35,000	34,805
	General Motors Financial Co. Inc.	6.400%	1/9/33	25,075	25,855
	General Motors Financial Co. Inc.	6.100%	1/7/34	37,000	37,234
	General Motors Financial Co. Inc.	5.950%	4/4/34	30,000	29,874
	General Motors Financial Co. Inc.	5.450%	9/6/34	7,000	6,719
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	2,493	2,372
[6]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	1,215	1,218
	Home Depot Inc.	1.375%	3/15/31	5,000	4,203
	Home Depot Inc.	4.850%	6/25/31	9,965	10,175
	Home Depot Inc.	1.875%	9/15/31	17,630	15,069
	Home Depot Inc.	3.250%	4/15/32	16,820	15,408
	Hyatt Hotels Corp.	5.500%	6/30/34	16,605	16,114
[6]	Lithia Motors Inc.	4.625%	12/15/27	1,017	987
	Lowe's Cos. Inc.	1.700%	10/15/30	30,190	25,911
	MGM Resorts International	6.500%	4/15/32	400	394
[6]	NCL Corp. Ltd.	7.750%	2/15/29	1,040	1,074
[6]	NCL Corp. Ltd.	6.750%	2/1/32	1,315	1,284
	Newell Brands Inc.	6.625%	9/15/29	1,463	1,380
	Newell Brands Inc.	6.625%	5/15/32	155	139
	Newell Brands Inc.	6.875%	4/1/36	305	266
	Newell Brands Inc.	7.000%	4/1/46	2,000	1,546
[6]	Nissan Motor Co. Ltd.	4.810%	9/17/30	745	688
[6]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/30	495	477
	O'Reilly Automotive Inc.	1.750%	3/15/31	10,250	8,643
	O'Reilly Automotive Inc.	4.700%	6/15/32	8,000	7,837
[6]	Saks Global Enterprises LLC	11.000%	12/15/29	715	433
[6]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc. / Canada's Wonderland Co.	6.625%	5/1/32	750	757
	Starbucks Corp.	2.550%	11/15/30	19,866	17,807
	Starbucks Corp.	4.800%	2/15/33	10,000	9,874
	Tapestry Inc.	3.050%	3/15/32	7,000	6,047
	Tapestry Inc.	5.500%	3/11/35	14,455	14,085
	Toyota Motor Credit Corp.	3.375%	4/1/30	25,000	23,788
	Toyota Motor Credit Corp.	5.550%	11/20/30	37,295	39,164
	Toyota Motor Credit Corp.	5.100%	3/21/31	19,765	20,234
	Toyota Motor Credit Corp.	4.600%	10/10/31	30,375	30,266
	Toyota Motor Credit Corp.	2.400%	1/13/32	15,000	12,976
	Toyota Motor Credit Corp.	4.800%	1/5/34	7,205	7,157
[6]	Vail Resorts Inc.	6.500%	5/15/32	2,030	2,056
[6]	Wynn Macau Ltd.	5.625%	8/26/28	255	243

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Wynn Macau Ltd.	5.125%	12/15/29	600	551
					1,175,155
Consumer Staples (5.5%)
[6]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.250%	3/15/33	935	949
	Altria Group Inc.	3.400%	5/6/30	61,525	57,871
	Altria Group Inc.	2.450%	2/4/32	67,090	56,879
	Altria Group Inc.	5.625%	2/6/35	14,635	14,781
[8]	Anheuser-Busch InBev SA NV	2.750%	3/17/36	4,200	4,466
	BAT Capital Corp.	4.906%	4/2/30	16,723	16,809
	BAT Capital Corp.	6.343%	8/2/30	36,228	38,720
	BAT Capital Corp.	5.834%	2/20/31	34,010	35,418
	BAT Capital Corp.	2.726%	3/25/31	99,404	88,278
	BAT Capital Corp.	4.742%	3/16/32	31,850	31,071
	BAT Capital Corp.	5.350%	8/15/32	34,955	35,154
	BAT Capital Corp.	7.750%	10/19/32	18,000	20,584
	BAT Capital Corp.	6.421%	8/2/33	42,915	45,923
	BAT Capital Corp.	6.000%	2/20/34	20,000	20,912
	BAT Capital Corp.	4.758%	9/6/49	5,000	3,997
	BAT Capital Corp.	7.081%	8/2/53	10,000	10,803
	BAT Capital Corp.	6.250%	8/15/55	14,950	14,614
[8]	BAT International Finance plc	4.125%	4/12/32	5,500	6,360
[8]	BAT Netherlands Finance BV	5.375%	2/16/31	6,200	7,681
[8]	British American Tobacco plc	3.750%	Perpetual	8,200	8,837
	Campbell's Co.	2.375%	4/24/30	19,700	17,674
	Campbell's Co.	5.400%	3/21/34	14,270	14,373
	Clorox Co.	1.800%	5/15/30	7,809	6,836
[10]	Coles Group Treasury Pty Ltd.	5.800%	7/15/31	10,000	6,655
	Constellation Brands Inc.	2.875%	5/1/30	14,970	13,720
	Constellation Brands Inc.	2.250%	8/1/31	24,709	21,107
	Constellation Brands Inc.	4.900%	5/1/33	7,115	6,937
	Diageo Capital plc	5.500%	1/24/33	11,755	12,071
	Dollar General Corp.	5.000%	11/1/32	10,000	9,813
[6]	Energizer Holdings Inc.	4.375%	3/31/29	3,800	3,548
	General Mills Inc.	5.250%	1/30/35	12,500	12,494
	Haleon US Capital LLC	3.625%	3/24/32	20,320	18,855
[8]	Imperial Brands Finance plc	3.875%	2/12/34	4,100	4,537
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	3.750%	12/1/31	5,000	4,587
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	3.625%	1/15/32	32,335	29,248
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	3.000%	5/15/32	47,440	40,970
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/33	37,820	38,588
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/34	52,003	56,396
[6]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	5.950%	4/20/35	20,000	20,635
[6]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	6.375%	2/25/55	9,070	9,204
[6]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	660	676
	Kenvue Inc.	4.900%	3/22/33	30,000	30,372
	Keurig Dr Pepper Inc.	3.200%	5/1/30	9,526	8,918
	Keurig Dr Pepper Inc.	5.200%	3/15/31	6,000	6,142
	Keurig Dr Pepper Inc.	4.050%	4/15/32	9,860	9,397
	Kraft Heinz Foods Co.	3.750%	4/1/30	17,419	16,746
	Kraft Heinz Foods Co.	5.200%	3/15/32	12,500	12,706
	Kroger Co.	2.200%	5/1/30	16,478	14,711
	Kroger Co.	1.700%	1/15/31	6,626	5,616
	Kroger Co.	5.000%	9/15/34	85,965	84,169
[6]	Mars Inc.	5.000%	3/1/32	137,605	138,725
[6]	Mars Inc.	5.200%	3/1/35	89,170	89,555
[6]	Mars Inc.	5.700%	5/1/55	37,755	37,195
[6]	Marubeni Corp.	5.383%	4/1/35	25,000	25,137
	Mondelez International Inc.	2.750%	4/13/30	29,469	27,136
	Mondelez International Inc.	1.500%	2/4/31	21,471	18,039
	Mondelez International Inc.	3.000%	3/17/32	10,000	8,909
[6]	Opal Bidco SAS	6.500%	3/31/32	920	921
[6]	Performance Food Group Inc.	4.250%	8/1/29	525	497
	Philip Morris International Inc.	2.100%	5/1/30	19,800	17,669
	Philip Morris International Inc.	5.500%	9/7/30	53,280	55,672
	Philip Morris International Inc.	1.750%	11/1/30	24,300	21,031
	Philip Morris International Inc.	5.125%	2/13/31	61,690	63,199
[8]	Philip Morris International Inc.	0.800%	8/1/31	5,300	5,144
	Philip Morris International Inc.	4.750%	11/1/31	55,000	55,119
	Philip Morris International Inc.	5.750%	11/17/32	49,069	51,446

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	5.375%	2/15/33	57,325	58,689
	Philip Morris International Inc.	5.625%	9/7/33	15,000	15,580
	Philip Morris International Inc.	5.250%	2/13/34	94,293	95,251
	Philip Morris International Inc.	4.900%	11/1/34	34,605	34,107
	Philip Morris International Inc.	4.875%	4/30/35	16,880	16,550
[8]	Philip Morris International Inc.	1.450%	8/1/39	4,800	3,857
	Pilgrim's Pride Corp.	3.500%	3/1/32	4,682	4,158
[6]	Post Holdings Inc.	6.250%	2/15/32	600	605
[6]	Post Holdings Inc.	6.375%	3/1/33	675	669
	Sysco Corp.	5.100%	9/23/30	20,000	20,367
	Sysco Corp.	5.400%	3/23/35	12,500	12,514
	Tyson Foods Inc.	5.700%	3/15/34	15,000	15,342
	Walmart Inc.	4.900%	4/28/35	22,060	22,339
					1,973,230
Energy (7.2%)
[6]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/32	675	682
[6]	APA Corp.	6.100%	2/15/35	15,000	14,116
[6]	APA Corp.	6.750%	2/15/55	17,480	15,396
[6]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/32	2,620	2,587
[6]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	2,615	2,663
[6]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/32	500	513
	Boardwalk Pipelines LP	3.400%	2/15/31	6,837	6,213
	Boardwalk Pipelines LP	3.600%	9/1/32	5,000	4,393
	BP Capital Markets America Inc.	3.633%	4/6/30	11,351	10,901
	BP Capital Markets America Inc.	1.749%	8/10/30	34,931	30,358
	BP Capital Markets America Inc.	2.721%	1/12/32	65,740	57,785
	BP Capital Markets America Inc.	4.812%	2/13/33	88,110	86,447
	BP Capital Markets America Inc.	4.893%	9/11/33	26,674	26,205
	BP Capital Markets America Inc.	5.227%	11/17/34	36,110	36,121
	Canadian Natural Resources Ltd.	7.200%	1/15/32	16,118	17,558
	Canadian Natural Resources Ltd.	6.450%	6/30/33	13,935	14,530
	Cenovus Energy Inc.	2.650%	1/15/32	38,257	32,134
	Cheniere Energy Partners LP	4.000%	3/1/31	34,083	31,844
	Cheniere Energy Partners LP	3.250%	1/31/32	108,052	94,719
	Cheniere Energy Partners LP	5.950%	6/30/33	6,375	6,516
[6]	Chord Energy Corp.	6.750%	3/15/33	520	506
[6]	Civitas Resources Inc.	8.625%	11/1/30	2,058	1,988
[6]	Civitas Resources Inc.	8.750%	7/1/31	423	402
[6]	CNX Resources Corp.	7.375%	1/15/31	828	829
[6]	CNX Resources Corp.	7.250%	3/1/32	1,005	1,005
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	12,890	12,766
[6]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/33	6,000	6,203
	Coterra Energy Inc.	5.600%	3/15/34	16,200	16,024
	Coterra Energy Inc.	5.400%	2/15/35	22,850	22,072
	DCP Midstream Operating LP	3.250%	2/15/32	29,665	25,515
[6]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	1,338	1,279
	Diamondback Energy Inc.	3.125%	3/24/31	44,730	40,448
	Diamondback Energy Inc.	6.250%	3/15/33	68,000	71,037
	Diamondback Energy Inc.	5.400%	4/18/34	47,195	46,136
[6]	DT Midstream Inc.	4.125%	6/15/29	3,254	3,053
[6]	DT Midstream Inc.	4.375%	6/15/31	3,000	2,768
	Eastern Energy Gas Holdings LLC	5.800%	1/15/35	17,500	18,061
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	8,880	9,028
	Ecopetrol SA	6.875%	4/29/30	6,080	5,904
	Empresa Nacional del Petroleo	5.250%	11/6/29	31,480	31,520
	Enbridge Inc.	6.200%	11/15/30	56,760	60,166
	Enbridge Inc.	5.700%	3/8/33	27,000	27,552
	Enbridge Inc.	5.625%	4/5/34	45,000	45,599
	Energy Transfer LP	3.750%	5/15/30	10,487	9,908
	Energy Transfer LP	6.400%	12/1/30	17,195	18,292
	Energy Transfer LP	5.750%	2/15/33	54,210	54,991
	Energy Transfer LP	6.550%	12/1/33	53,840	56,697
	Energy Transfer LP	5.550%	5/15/34	20,000	19,690
	Energy Transfer LP	5.700%	4/1/35	35,000	34,614
[6]	Eni SpA	5.500%	5/15/34	25,000	24,781
	Enterprise Products Operating LLC	5.350%	1/31/33	17,135	17,481
	Enterprise Products Operating LLC	6.875%	3/1/33	8,660	9,600
	Enterprise Products Operating LLC	4.850%	1/31/34	30,910	30,376
	EOG Resources Inc.	5.650%	12/1/54	13,110	12,466

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	EQT Corp.	4.500%	1/15/29	25	24
[6]	EQT Corp.	7.500%	6/1/30	1,048	1,127
[6]	EQT Corp.	3.625%	5/15/31	18,000	16,489
	Equinor ASA	3.950%	5/15/43	3,191	2,581
[6,7]	Excelerate Energy LP	8.000%	5/15/30	690	700
	Expand Energy Corp.	4.750%	2/1/32	37,825	35,505
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	21,050	17,736
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/33	1,220	1,187
	Helmerich & Payne Inc.	2.900%	9/29/31	55,625	45,892
	Hess Corp.	7.300%	8/15/31	23,738	26,684
	Hess Corp.	7.125%	3/15/33	2,000	2,242
[6]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	827	742
[7]	Kinder Morgan Inc.	5.150%	6/1/30	6,000	6,048
	Kinder Morgan Inc.	7.750%	1/15/32	990	1,122
[6]	Kinetik Holdings LP	6.625%	12/15/28	215	217
[6]	Kinetik Holdings LP	5.875%	6/15/30	170	166
	Marathon Petroleum Corp.	5.700%	3/1/35	50,000	48,900
	MPLX LP	4.950%	9/1/32	5,000	4,855
	Occidental Petroleum Corp.	8.875%	7/15/30	46,000	51,626
	Occidental Petroleum Corp.	6.625%	9/1/30	44,442	46,040
	Occidental Petroleum Corp.	6.125%	1/1/31	18,477	18,654
	Occidental Petroleum Corp.	7.500%	5/1/31	22,195	23,799
	ONEOK Inc.	3.250%	6/1/30	3,607	3,334
[6]	ONEOK Inc.	6.500%	9/1/30	16,561	17,544
	ONEOK Inc.	5.800%	11/1/30	8,915	9,235
	ONEOK Inc.	6.350%	1/15/31	8,757	9,260
	ONEOK Inc.	6.100%	11/15/32	28,679	29,677
	ONEOK Inc.	6.050%	9/1/33	11,330	11,632
	ONEOK Inc.	5.650%	9/1/34	23,300	23,098
[6]	ORLEN SA	6.000%	1/30/35	19,039	19,290
	Ovintiv Inc.	8.125%	9/15/30	3,000	3,334
	Ovintiv Inc.	7.200%	11/1/31	4,750	5,018
	Ovintiv Inc.	7.375%	11/1/31	15,232	16,332
	Ovintiv Inc.	6.250%	7/15/33	2,000	1,971
	Petroleos del Peru SA	4.750%	6/19/32	9,000	6,599
	Petroleos del Peru SA	5.625%	6/19/47	2,999	1,830
	Petroleos Mexicanos	4.500%	1/23/26	6,480	6,326
	Petroleos Mexicanos	6.875%	8/4/26	1,705	1,684
	Petroleos Mexicanos	6.500%	3/13/27	14,840	14,508
	Petronas Capital Ltd.	3.500%	4/21/30	23,232	22,059
[6]	Petronas Capital Ltd.	5.340%	4/3/35	60,360	61,482
	Phillips 66	2.150%	12/15/30	8,800	7,680
	Phillips 66 Co.	5.250%	6/15/31	28,460	29,000
	Phillips 66 Co.	5.300%	6/30/33	5,000	4,953
	Pioneer Natural Resources Co.	1.900%	8/15/30	29,250	25,681
	Pioneer Natural Resources Co.	2.150%	1/15/31	34,625	30,384
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/34	10,921	10,808
[6]	Rockies Express Pipeline LLC	6.750%	3/15/33	390	397
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	104,155	102,727
	Saudi Arabian Oil Co.	2.250%	11/24/30	6,000	5,273
[6]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	854	840
[6]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	295	294
	Suncor Energy Inc.	7.150%	2/1/32	27,141	29,368
[6]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/30	1,545	1,439
	Targa Resources Corp.	4.200%	2/1/33	21,973	20,078
	Targa Resources Corp.	6.125%	3/15/33	24,500	25,179
	Targa Resources Corp.	6.500%	3/30/34	49,825	52,424
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	40,937	39,722
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	58,238	53,334
	TotalEnergies Capital SA	4.724%	9/10/34	15,000	14,701
[8]	TotalEnergies SE	2.125%	Perpetual	3,800	3,657
	TransCanada PipeLines Ltd.	4.100%	4/15/30	110,221	106,484
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	24,065	22,481
[6]	Transocean Inc.	8.250%	5/15/29	331	267
[6]	Transocean Inc.	8.750%	2/15/30	870	849
[6]	Transocean Inc.	8.500%	5/15/31	1,490	1,159
[6]	Valaris Ltd.	8.375%	4/30/30	215	201
[6]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	3,135	2,876
[6]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	465	466
[6]	Venture Global LNG Inc.	9.500%	2/1/29	2,638	2,733

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Venture Global LNG Inc.	8.375%	6/1/31	2,097	2,021
[6]	Venture Global LNG Inc.	9.875%	2/1/32	1,395	1,419
[6]	Viper Energy Inc.	7.375%	11/1/31	763	793
[6]	Vital Energy Inc.	7.875%	4/15/32	1,665	1,286
	Williams Cos. Inc.	7.500%	1/15/31	5,660	6,339
	Williams Cos. Inc.	2.600%	3/15/31	60,025	53,038
	Williams Cos. Inc.	8.750%	3/15/32	3,000	3,569
	Williams Cos. Inc.	4.650%	8/15/32	29,500	28,423
	Williams Cos. Inc.	5.600%	3/15/35	20,000	20,167
	Williams Cos. Inc.	6.000%	3/15/55	6,660	6,507
					2,566,004
Financials (30.8%)
[6]	200 Park Funding Trust	5.740%	2/15/55	35,236	34,338
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.375%	12/15/31	52,245	52,334
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	71,465	63,138
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	22,645	19,465
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/34	20,000	19,134
	Affiliated Managers Group Inc.	3.300%	6/15/30	10,223	9,500
	Air Lease Corp.	5.200%	7/15/31	10,000	10,054
	Air Lease Corp.	2.875%	1/15/32	1,773	1,540
	Alleghany Corp.	3.625%	5/15/30	9,928	9,605
[6]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.375%	10/1/32	620	625
	Allstate Corp.	1.450%	12/15/30	11,903	10,036
	Allstate Corp.	5.250%	3/30/33	83,472	84,438
	Allstate Corp.	5.350%	6/1/33	26,044	26,472
	Ally Financial Inc.	8.000%	11/1/31	10,000	11,074
	American Express Co.	6.489%	10/30/31	7,000	7,583
	American Express Co.	4.989%	5/26/33	5,000	4,886
	American Express Co.	5.043%	5/1/34	10,000	9,980
	American Express Co.	5.625%	7/28/34	11,309	11,380
	American Express Co.	5.915%	4/25/35	28,508	29,236
	American Express Co.	5.284%	7/26/35	76,025	75,746
	American Express Co.	5.442%	1/30/36	28,913	29,134
	American International Group Inc.	3.400%	6/30/30	6,138	5,767
	American International Group Inc.	5.125%	3/27/33	15,000	14,993
	Ameriprise Financial Inc.	5.200%	4/15/35	50,000	50,054
[6]	AmWINS Group Inc.	6.375%	2/15/29	910	920
[6]	AmWINS Group Inc.	4.875%	6/30/29	1,655	1,576
	Aon Corp.	2.800%	5/15/30	7,426	6,812
	Aon Corp. / Aon Global Holdings plc	2.050%	8/23/31	6,500	5,581
	Aon Corp. / Aon Global Holdings plc	2.600%	12/2/31	7,000	6,127
	Aon Corp. / Aon Global Holdings plc	5.000%	9/12/32	11,670	11,678
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	28,523	28,958
	Aon North America Inc.	5.300%	3/1/31	25,000	25,705
	Aon North America Inc.	5.450%	3/1/34	20,000	20,339
	Apollo Debt Solutions BDC	6.700%	7/29/31	30,000	30,565
[6]	Apollo Debt Solutions BDC	6.550%	3/15/32	25,000	25,146
	Apollo Global Management Inc.	6.000%	12/15/54	28,474	26,711
	Ares Capital Corp.	3.200%	11/15/31	9,401	8,033
	Ares Capital Corp.	5.800%	3/8/32	45,000	43,962
[6]	Ares Strategic Income Fund	5.600%	2/15/30	26,690	26,286
[6]	Ares Strategic Income Fund	6.200%	3/21/32	25,000	24,683
	Arthur J Gallagher & Co.	5.000%	2/15/32	23,507	23,594
	Arthur J Gallagher & Co.	5.500%	3/2/33	8,700	8,854
	Arthur J Gallagher & Co.	6.500%	2/15/34	12,000	13,030
[8]	ASR Nederland NV	7.000%	12/7/43	2,756	3,622
	Athene Holding Ltd.	3.500%	1/15/31	8,561	7,922
	Athene Holding Ltd.	6.650%	2/1/33	10,000	10,621
	Athene Holding Ltd.	5.875%	1/15/34	20,156	20,425
	Athene Holding Ltd.	6.625%	10/15/54	55,651	53,623
[8]	Athora Holding Ltd.	5.875%	9/10/34	2,680	3,151
[6]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/32	4,620	4,964
[5,10]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.950%	5.953%	1/16/34	5,000	3,230
[5,10]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.524%	5/16/33	15,113	9,888
	AXA SA	8.600%	12/15/30	6,468	7,594
[6]	Banco de Credito del Peru S.A.	6.450%	7/30/35	14,375	14,343
	Banco Santander SA	2.749%	12/3/30	23,406	20,490
	Banco Santander SA	5.439%	7/15/31	50,000	51,533
	Banco Santander SA	3.225%	11/22/32	5,000	4,332

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Santander SA	6.921%	8/8/33	39,040	41,603
	Banco Santander SA	6.938%	11/7/33	42,700	47,955
	Bank of America Corp.	2.592%	4/29/31	27,201	24,563
	Bank of America Corp.	1.898%	7/23/31	43,792	37,975
	Bank of America Corp.	1.922%	10/24/31	39,386	33,959
	Bank of America Corp.	2.651%	3/11/32	33,320	29,545
	Bank of America Corp.	2.687%	4/22/32	83,107	73,484
	Bank of America Corp.	2.299%	7/21/32	88,325	75,913
	Bank of America Corp.	2.572%	10/20/32	81,450	70,765
	Bank of America Corp.	2.972%	2/4/33	84,445	74,254
	Bank of America Corp.	4.571%	4/27/33	96,660	93,701
	Bank of America Corp.	5.288%	4/25/34	66,578	66,747
	Bank of America Corp.	5.872%	9/15/34	55,750	58,078
	Bank of America Corp.	5.468%	1/23/35	45,000	45,609
	Bank of America Corp.	5.425%	8/15/35	23,000	22,472
	Bank of America Corp.	5.518%	10/25/35	105,430	103,174
	Bank of America Corp.	5.511%	1/24/36	20,000	20,276
	Bank of America Corp.	5.744%	2/12/36	20,000	19,856
	Bank of America Corp.	2.482%	9/21/36	20,000	16,661
	Bank of America Corp.	3.846%	3/8/37	20,000	17,813
	Bank of Montreal	5.511%	6/4/31	12,500	13,006
	Bank of Montreal	3.088%	1/10/37	12,000	10,149
	Bank of New York Mellon Corp.	5.060%	7/22/32	51,761	52,475
	Bank of New York Mellon Corp.	4.289%	6/13/33	20,449	19,650
	Bank of New York Mellon Corp.	5.834%	10/25/33	47,578	50,208
	Bank of New York Mellon Corp.	4.706%	2/1/34	43,235	42,347
	Bank of New York Mellon Corp.	4.967%	4/26/34	70,537	70,093
	Bank of New York Mellon Corp.	6.474%	10/25/34	65,432	71,489
	Bank of New York Mellon Corp.	5.188%	3/14/35	45,121	45,568
	Bank of New York Mellon Corp.	5.606%	7/21/39	29,640	29,738
	Bank of Nova Scotia	4.588%	5/4/37	17,000	15,698
	Barclays plc	2.894%	11/24/32	15,000	13,042
	Barclays plc	5.746%	8/9/33	16,100	16,390
	Barclays plc	7.437%	11/2/33	58,830	65,698
	Barclays plc	6.224%	5/9/34	23,845	24,824
	Barclays plc	5.335%	9/10/35	38,000	36,884
	Barclays plc	3.564%	9/23/35	15,000	13,655
	Barclays plc	5.785%	2/25/36	75,000	75,038
	Blackrock Inc.	4.750%	5/25/33	575	575
	Blackstone Secured Lending Fund	5.300%	6/30/30	25,000	24,349
[6]	Block Inc.	6.500%	5/15/32	1,775	1,815
[6]	Blue Owl Credit Income Corp.	5.800%	3/15/30	13,000	12,707
	Blue Owl Finance LLC	6.250%	4/18/34	19,900	20,100
[8]	BNP Paribas SA	0.875%	7/11/30	23,500	24,174
[8]	BNP Paribas SA	4.750%	11/13/32	2,300	2,770
[6]	BNP Paribas SA	5.786%	1/13/33	24,000	24,602
[6]	Boost Newco Borrower LLC	7.500%	1/15/31	443	467
[8]	BPCE SA	4.500%	1/13/33	12,600	14,978
[8]	BPCE SA	4.125%	3/8/33	8,900	10,315
	Brighthouse Financial Inc.	5.625%	5/15/30	1,550	1,594
	Brookfield Finance Inc.	6.300%	1/15/55	55,588	52,724
	Brown & Brown Inc.	2.375%	3/15/31	11,294	9,755
	Brown & Brown Inc.	4.200%	3/17/32	20,000	18,624
	Brown & Brown Inc.	5.650%	6/11/34	21,065	21,245
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	15,000	15,920
	Capital One Financial Corp.	7.624%	10/30/31	23,260	25,916
	Capital One Financial Corp.	2.359%	7/29/32	28,000	23,052
	Capital One Financial Corp.	2.618%	11/2/32	24,315	20,728
	Capital One Financial Corp.	5.268%	5/10/33	10,000	9,833
	Capital One Financial Corp.	5.817%	2/1/34	51,000	51,447
	Capital One Financial Corp.	6.377%	6/8/34	73,251	76,489
	Capital One Financial Corp.	6.183%	1/30/36	76,470	75,356
	Cboe Global Markets Inc.	3.000%	3/16/32	10,909	9,786
	Charles Schwab Corp.	1.650%	3/11/31	10,000	8,472
	Charles Schwab Corp.	2.900%	3/3/32	20,500	18,051
	Charles Schwab Corp.	5.853%	5/19/34	54,628	57,056
	Charles Schwab Corp.	6.136%	8/24/34	67,840	72,049
	Chubb INA Holdings LLC	5.000%	3/15/34	33,450	33,524
	Citibank NA	5.570%	4/30/34	72,338	74,613
	Citigroup Inc.	4.412%	3/31/31	27,426	26,924

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	2.572%	6/3/31	51,648	46,236
	Citigroup Inc.	2.561%	5/1/32	37,000	32,320
	Citigroup Inc.	6.625%	6/15/32	10,383	11,198
	Citigroup Inc.	3.057%	1/25/33	47,394	41,653
	Citigroup Inc.	3.785%	3/17/33	86,244	79,172
	Citigroup Inc.	4.910%	5/24/33	21,013	20,651
	Citigroup Inc.	6.270%	11/17/33	48,000	50,898
	Citigroup Inc.	6.174%	5/25/34	63,610	65,002
	Citigroup Inc.	5.827%	2/13/35	33,820	33,541
	Citigroup Inc.	5.449%	6/11/35	5,050	5,058
	Citigroup Inc.	6.020%	1/24/36	50,000	50,119
	Citigroup Inc.	5.333%	3/27/36	38,800	38,533
	Citizens Financial Group Inc.	5.253%	3/5/31	9,375	9,381
	Citizens Financial Group Inc.	5.718%	7/23/32	12,000	12,192
	Citizens Financial Group Inc.	6.645%	4/25/35	9,000	9,492
[9]	Close Brothers Finance plc	1.625%	12/3/30	14,500	15,321
	CNA Financial Corp.	2.050%	8/15/30	12,000	10,412
	CNO Financial Group Inc.	6.450%	6/15/34	30,000	30,943
[5,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.900%	5.948%	4/14/32	5,000	3,232
[5,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	5.946%	10/25/33	8,200	5,321
[5,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.700%	6.903%	11/9/32	5,000	3,293
[6]	Cooperatieve Rabobank UA	5.710%	1/21/33	15,000	15,499
	Corebridge Financial Inc.	3.900%	4/5/32	72,210	66,432
	Corebridge Financial Inc.	6.050%	9/15/33	39,000	40,512
	Corebridge Financial Inc.	5.750%	1/15/34	25,000	25,477
	Corebridge Financial Inc.	6.375%	9/15/54	24,488	23,591
	Credit Suisse USA LLC	7.125%	7/15/32	27,000	30,464
	Deutsche Bank AG	5.882%	7/8/31	7,000	7,040
	Deutsche Bank AG	3.729%	1/14/32	18,200	16,362
	Deutsche Bank AG	3.742%	1/7/33	21,200	18,713
	Deutsche Bank AG	7.079%	2/10/34	24,000	25,041
	Deutsche Bank AG	5.403%	9/11/35	20,000	19,506
	Equifax Inc.	3.100%	5/15/30	27,000	24,928
	Equifax Inc.	2.350%	9/15/31	10,000	8,630
	Equitable Holdings Inc.	5.594%	1/11/33	23,981	24,468
[8]	Eurobank SA	4.000%	2/7/36	2,600	2,885
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	7,650	6,965
	Fifth Third Bancorp	5.631%	1/29/32	25,000	25,582
	Fifth Third Bancorp	4.337%	4/25/33	5,000	4,685
	Fiserv Inc.	2.650%	6/1/30	36,950	33,375
	Fiserv Inc.	5.350%	3/15/31	20,000	20,491
	Fiserv Inc.	5.625%	8/21/33	22,000	22,400
	Franklin Resources Inc.	1.600%	10/30/30	10,000	8,551
	GATX Corp.	3.500%	6/1/32	15,985	14,350
[6]	GGAM Finance Ltd.	8.000%	6/15/28	520	544
[6]	Global Atlantic Fin Co.	3.125%	6/15/31	20,000	17,494
[6]	Global Atlantic Fin Co.	7.950%	6/15/33	58,010	64,379
[6]	Global Atlantic Fin Co.	6.750%	3/15/54	10,000	9,784
	Global Payments Inc.	2.900%	11/15/31	35,000	30,357
	Goldman Sachs Group Inc.	2.615%	4/22/32	60,000	52,697
	Goldman Sachs Group Inc.	2.383%	7/21/32	69,261	59,554
	Goldman Sachs Group Inc.	2.650%	10/21/32	52,450	45,494
[8]	Goldman Sachs Group Inc.	3.500%	1/23/33	7,381	8,301
	Goldman Sachs Group Inc.	3.102%	2/24/33	39,600	34,928
	Goldman Sachs Group Inc.	6.561%	10/24/34	20,000	21,802
	Goldman Sachs Group Inc.	5.851%	4/25/35	20,000	20,608
	Goldman Sachs Group Inc.	5.330%	7/23/35	53,500	53,185
	Goldman Sachs Group Inc.	5.016%	10/23/35	55,000	53,252
	Goldman Sachs Group Inc.	5.536%	1/28/36	40,000	40,405
	Goldman Sachs Group Inc.	5.561%	11/19/45	4,500	4,330
[8]	Groupe des Assurances du Credit Mutuel SADIR	5.000%	10/30/44	2,300	2,689
	Hanover Insurance Group Inc.	2.500%	9/1/30	5,000	4,357
[6]	High Street Funding Trust III	5.807%	2/15/55	10,000	9,678
[6]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	415	426
[6]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/32	880	892
	HPS Corporate Lending Fund	5.950%	4/14/32	16,640	16,213
	HSBC Holdings plc	5.733%	5/17/32	21,890	22,601
	HSBC Holdings plc	2.804%	5/24/32	87,936	77,417
	HSBC Holdings plc	2.871%	11/22/32	42,000	36,728
	HSBC Holdings plc	4.762%	3/29/33	8,000	7,662

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	8.113%	11/3/33	30,000	34,169
	HSBC Holdings plc	6.547%	6/20/34	32,694	34,110
	HSBC Holdings plc	7.399%	11/13/34	46,200	50,848
	HSBC Holdings plc	5.874%	11/18/35	58,289	57,495
	HSBC Holdings plc	5.450%	3/3/36	55,000	54,619
	Huntington Bancshares Inc.	5.023%	5/17/33	30,000	28,968
	Huntington Bancshares Inc.	5.709%	2/2/35	127,693	127,870
	Huntington Bancshares Inc.	2.487%	8/15/36	8,750	7,193
	Huntington Bancshares Inc.	6.141%	11/18/39	21,940	21,679
	ING Groep NV	4.252%	3/28/33	18,000	17,138
	ING Groep NV	6.114%	9/11/34	10,000	10,524
	Intercontinental Exchange Inc.	2.100%	6/15/30	9,270	8,293
	Intercontinental Exchange Inc.	5.250%	6/15/31	21,130	21,889
	Intercontinental Exchange Inc.	1.850%	9/15/32	23,400	19,166
	Intercontinental Exchange Inc.	4.600%	3/15/33	17,500	17,252
[8]	JAB Holdings BV	4.375%	4/25/34	3,100	3,578
	Jefferies Financial Group Inc.	2.625%	10/15/31	7,243	6,110
	Jefferies Financial Group Inc.	2.750%	10/15/32	25,100	20,556
	Jefferies Financial Group Inc.	6.200%	4/14/34	25,000	25,331
	JPMorgan Chase & Co.	8.750%	9/1/30	5,500	6,489
	JPMorgan Chase & Co.	2.522%	4/22/31	32,000	28,974
	JPMorgan Chase & Co.	2.956%	5/13/31	45,985	41,946
	JPMorgan Chase & Co.	1.953%	2/4/32	57,070	48,996
	JPMorgan Chase & Co.	2.580%	4/22/32	35,000	31,016
	JPMorgan Chase & Co.	2.545%	11/8/32	55,000	47,969
	JPMorgan Chase & Co.	2.963%	1/25/33	86,430	76,498
	JPMorgan Chase & Co.	4.586%	4/26/33	58,130	56,735
	JPMorgan Chase & Co.	4.912%	7/25/33	78,750	78,355
	JPMorgan Chase & Co.	5.717%	9/14/33	5,000	5,153
	JPMorgan Chase & Co.	5.350%	6/1/34	70,000	71,083
	JPMorgan Chase & Co.	6.254%	10/23/34	50,000	53,724
	JPMorgan Chase & Co.	5.336%	1/23/35	66,400	66,931
	JPMorgan Chase & Co.	5.766%	4/22/35	65,000	67,329
	JPMorgan Chase & Co.	5.294%	7/22/35	57,868	57,907
	JPMorgan Chase & Co.	4.946%	10/22/35	36,250	35,399
	JPMorgan Chase & Co.	5.572%	4/22/36	25,000	25,561
	Kemper Corp.	3.800%	2/23/32	5,000	4,458
	KeyBank NA	4.900%	8/8/32	10,000	9,321
	KeyBank NA	5.000%	1/26/33	15,600	15,046
	KeyCorp	4.789%	6/1/33	12,900	12,269
	KeyCorp	6.401%	3/6/35	14,750	15,451
[6]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	874	837
	Lloyds Banking Group plc	4.976%	8/11/33	10,000	9,810
	Lloyds Banking Group plc	7.953%	11/15/33	8,785	9,995
	LPL Holdings Inc.	6.000%	5/20/34	19,275	19,620
	M&T Bank Corp.	6.082%	3/13/32	107,749	111,992
	M&T Bank Corp.	5.053%	1/27/34	41,826	40,272
	M&T Bank Corp.	5.385%	1/16/36	11,010	10,714
[10]	Macquarie Bank Ltd.	5.603%	2/20/35	6,000	3,865
[5,10]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.850%	5.997%	2/20/35	3,000	1,915
[5,10]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	6.065%	3/1/34	3,500	2,251
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	18,675	16,611
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	70,000	70,675
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	18,000	19,068
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	74,410	73,782
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	28,570	27,103
	MetLife Inc.	6.500%	12/15/32	4,856	5,373
	MetLife Inc.	5.375%	7/15/33	17,690	18,234
	MetLife Inc.	5.300%	12/15/34	59,500	60,450
	MetLife Inc.	6.350%	3/15/55	36,059	35,846
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	54,920	47,329
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	11,562	10,017
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	10,000	8,717
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	2,000	1,904
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	16,200	16,203
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	5,000	5,105
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	39,000	39,313
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	49,000	49,909
	Mizuho Financial Group Inc.	2.591%	5/25/31	17,000	15,307
	Mizuho Financial Group Inc.	5.739%	5/27/31	17,000	17,683

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	2.201%	7/10/31	20,000	17,575
	Mizuho Financial Group Inc.	2.564%	9/13/31	10,000	8,586
	Moody's Corp.	5.000%	8/5/34	10,000	9,942
[8]	Morgan Stanley	3.521%	5/22/31	8,400	9,584
	Morgan Stanley	1.794%	2/13/32	52,894	44,568
	Morgan Stanley	1.928%	4/28/32	40,000	33,696
	Morgan Stanley	2.239%	7/21/32	59,078	50,340
	Morgan Stanley	2.511%	10/20/32	47,000	40,560
	Morgan Stanley	2.943%	1/21/33	20,132	17,650
	Morgan Stanley	4.889%	7/20/33	68,354	67,326
	Morgan Stanley	6.342%	10/18/33	60,993	65,247
	Morgan Stanley	5.250%	4/21/34	50,805	50,801
	Morgan Stanley	5.424%	7/21/34	60,653	61,286
	Morgan Stanley	6.627%	11/1/34	33,210	36,088
	Morgan Stanley	5.466%	1/18/35	78,020	78,827
	Morgan Stanley	5.831%	4/19/35	93,600	96,682
	Morgan Stanley	5.320%	7/19/35	51,520	51,295
	Morgan Stanley	5.587%	1/18/36	12,268	12,449
	Morgan Stanley	5.664%	4/17/36	80,000	81,716
[8]	Morgan Stanley	4.099%	5/22/36	2,700	3,068
	Morgan Stanley	2.484%	9/16/36	30,000	24,985
	Morgan Stanley	5.297%	4/20/37	20,712	20,197
	Morgan Stanley	5.948%	1/19/38	52,800	53,153
	Morgan Stanley	5.942%	2/7/39	11,930	12,002
	Morgan Stanley	5.516%	11/19/55	10,000	9,556
	Nasdaq Inc.	1.650%	1/15/31	13,656	11,680
	Nasdaq Inc.	5.550%	2/15/34	27,288	28,003
[6]	National Australia Bank Ltd.	5.902%	1/14/36	24,000	24,206
	NatWest Group plc	6.016%	3/2/34	15,000	15,629
	NatWest Group plc	5.778%	3/1/35	20,080	20,427
	NatWest Group plc	3.032%	11/28/35	15,000	13,258
[8]	NIBC Bank NV	4.500%	6/12/35	5,100	5,826
[6]	Nippon Life Insurance Co.	6.500%	4/30/55	18,685	18,961
	Nomura Holdings Inc.	2.679%	7/16/30	29,829	26,648
	Nomura Holdings Inc.	2.608%	7/14/31	16,000	13,874
	Nomura Holdings Inc.	2.999%	1/22/32	2,000	1,736
	Nomura Holdings Inc.	6.181%	1/18/33	2,000	2,094
[6]	Nuveen LLC	5.850%	4/15/34	5,000	5,137
[8]	Nykredit Realkredit A/S	3.500%	7/10/31	13,100	14,808
	ORIX Corp.	2.250%	3/9/31	5,217	4,552
[6]	Panther Escrow Issuer LLC	7.125%	6/1/31	950	975
	PayPal Holdings Inc.	5.150%	6/1/34	35,000	35,111
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.200%	6/15/30	14,686	15,538
	PNC Financial Services Group Inc.	2.307%	4/23/32	10,000	8,638
	PNC Financial Services Group Inc.	6.037%	10/28/33	68,750	71,900
	PNC Financial Services Group Inc.	5.068%	1/24/34	35,344	34,923
	PNC Financial Services Group Inc.	5.939%	8/18/34	35,360	36,592
	PNC Financial Services Group Inc.	6.875%	10/20/34	116,126	127,695
	PNC Financial Services Group Inc.	5.676%	1/22/35	49,080	50,046
	PNC Financial Services Group Inc.	5.401%	7/23/35	42,355	42,328
	PNC Financial Services Group Inc.	5.575%	1/29/36	21,380	21,618
	Principal Financial Group Inc.	2.125%	6/15/30	5,000	4,412
	Principal Financial Group Inc.	5.375%	3/15/33	5,000	5,086
	Principal Financial Group Inc.	5.500%	3/15/53	7,838	7,478
	Progressive Corp.	4.950%	6/15/33	4,500	4,539
	Prudential Financial Inc.	3.700%	10/1/50	6,495	5,780
	Prudential Financial Inc.	5.125%	3/1/52	15,158	14,231
	Prudential Financial Inc.	6.000%	9/1/52	9,328	9,297
	Prudential Financial Inc.	6.750%	3/1/53	22,282	22,881
	Prudential Financial Inc.	6.500%	3/15/54	13,019	13,110
[8]	Raiffeisen Bank International AG	5.250%	1/2/35	10,800	12,525
	Regions Financial Corp.	5.502%	9/6/35	111,967	109,546
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,925	2,705
	Reinsurance Group of America Inc.	6.650%	9/15/55	11,363	11,037
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	25,290	25,847
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	20,304	20,861
[6]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/31	1,850	1,674
[9]	Rothesay Life plc	7.734%	5/16/33	800	1,130
[6]	Ryan Specialty LLC	5.875%	8/1/32	930	920
	S&P Global Inc.	2.900%	3/1/32	20,438	18,293

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sixth Street Lending Partners	5.750%	1/15/30	20,000	19,775
[6]	Sixth Street Lending Partners	6.125%	7/15/30	35,860	35,992
	Sixth Street Specialty Lending Inc.	5.625%	8/15/30	50,900	50,353
[8]	Sogecap SA	6.500%	5/16/44	5,300	6,701
[6]	Starwood Property Trust Inc.	6.500%	10/15/30	420	424
	State Street Corp.	4.675%	10/22/32	32,000	31,858
	State Street Corp.	4.421%	5/13/33	11,000	10,675
	State Street Corp.	4.164%	8/4/33	10,000	9,502
	State Street Corp.	6.123%	11/21/34	40,076	41,862
	State Street Corp.	5.146%	2/28/36	65,000	65,233
	Stifel Financial Corp.	4.000%	5/15/30	4,000	3,813
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	29,868	26,374
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/30	15,000	15,777
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	11,400	9,668
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	29,700	30,581
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/32	25,000	25,720
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	25,450	26,430
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	20,000	20,466
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/35	15,000	15,444
	Toronto-Dominion Bank	5.298%	1/30/32	80,000	81,482
	Toronto-Dominion Bank	3.200%	3/10/32	10,000	8,969
	Truist Bank	2.250%	3/11/30	20,140	17,739
	Truist Financial Corp.	4.916%	7/28/33	35,216	33,668
[6]	UBS Group AG	4.194%	4/1/31	10,000	9,695
[6]	UBS Group AG	3.091%	5/14/32	63,295	56,654
[6]	UBS Group AG	6.537%	8/12/33	42,000	45,014
[6]	UBS Group AG	5.379%	9/6/45	40,000	37,716
[8]	US Bancorp	4.009%	5/21/32	7,700	8,881
	US Bancorp	4.967%	7/22/33	30,650	29,615
	US Bancorp	5.850%	10/21/33	106,440	110,205
	US Bancorp	4.839%	2/1/34	62,295	60,435
	US Bancorp	5.836%	6/12/34	58,590	60,460
	US Bancorp	5.678%	1/23/35	4,011	4,084
	US Bancorp	5.424%	2/12/36	5,000	5,014
[6]	USI Inc.	7.500%	1/15/32	350	362
[6]	UWM Holdings LLC	6.625%	2/1/30	475	471
	Verisk Analytics Inc.	5.750%	4/1/33	10,000	10,379
	Verisk Analytics Inc.	5.250%	3/15/35	25,000	24,787
[11]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/13	6,147	1
[11]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/14	7,500	1
[11]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/15	9,000	1
	Wells Fargo & Co.	3.350%	3/2/33	92,510	83,127
	Wells Fargo & Co.	4.897%	7/25/33	74,950	73,590
	Wells Fargo & Co.	5.389%	4/24/34	62,000	62,295
	Wells Fargo & Co.	5.557%	7/25/34	85,415	86,551
	Wells Fargo & Co.	6.491%	10/23/34	86,975	93,467
	Westpac Banking Corp.	5.405%	8/10/33	17,028	16,887
	Westpac Banking Corp.	6.820%	11/17/33	25,000	27,182
	Westpac Banking Corp.	2.668%	11/15/35	25,000	21,806
	Westpac Banking Corp.	5.618%	11/20/35	35,000	34,699
[6]	WEX Inc.	6.500%	3/15/33	510	496
	Willis North America Inc.	5.350%	5/15/33	17,000	17,135
					11,024,415
Health Care (8.5%)
[6]	1261229 BC Ltd.	10.000%	4/15/32	870	853
	AbbVie Inc.	4.950%	3/15/31	71,345	73,026
	AbbVie Inc.	5.050%	3/15/34	33,750	33,985
	AbbVie Inc.	5.200%	3/15/35	25,000	25,333
	Adventist Health System	5.757%	12/1/34	15,000	14,895
	Agilent Technologies Inc.	2.300%	3/12/31	25,000	21,823
	Agilent Technologies Inc.	4.750%	9/9/34	49,090	47,179
	Amgen Inc.	2.300%	2/25/31	51,020	44,886
	Amgen Inc.	2.000%	1/15/32	10,000	8,389
	Amgen Inc.	3.350%	2/22/32	29,065	26,555
	Amgen Inc.	5.250%	3/2/33	42,000	42,439
	Astrazeneca Finance LLC	4.900%	2/26/31	15,000	15,391
	Astrazeneca Finance LLC	4.875%	3/3/33	10,000	10,103
	Astrazeneca Finance LLC	5.000%	2/26/34	12,610	12,731
	AstraZeneca plc	3.000%	5/28/51	10,000	6,537

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Bausch & Lomb Corp.	8.375%	10/1/28	1,449	1,511
	Baxter International Inc.	3.950%	4/1/30	24,000	23,145
	Baxter International Inc.	1.730%	4/1/31	35,000	29,291
	Baxter International Inc.	2.539%	2/1/32	51,817	44,249
[8]	Bayer AG	4.625%	5/26/33	8,000	9,496
[8]	Bayer AG	1.000%	1/12/36	2,300	1,919
	Becton Dickinson & Co.	2.823%	5/20/30	21,220	19,428
	Becton Dickinson & Co.	1.957%	2/11/31	22,587	19,353
	Becton Dickinson & Co.	4.298%	8/22/32	27,000	25,750
	Becton Dickinson & Co.	5.110%	2/8/34	31,370	31,206
	Boston Scientific Corp.	2.650%	6/1/30	91,567	84,154
	Bristol-Myers Squibb Co.	5.750%	2/1/31	10,000	10,656
	Bristol-Myers Squibb Co.	5.100%	2/22/31	35,800	36,905
	Bristol-Myers Squibb Co.	2.950%	3/15/32	28,345	25,421
	Bristol-Myers Squibb Co.	5.900%	11/15/33	10,000	10,669
	Bristol-Myers Squibb Co.	5.200%	2/22/34	22,145	22,420
	Bristol-Myers Squibb Co.	5.550%	2/22/54	11,110	10,701
	Cardinal Health Inc.	5.350%	11/15/34	40,000	40,151
	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,741
	Cencora Inc.	2.800%	5/15/30	6,000	5,527
	Cencora Inc.	2.700%	3/15/31	71,871	64,293
	Cencora Inc.	5.125%	2/15/34	20,000	20,025
	Cencora Inc.	5.150%	2/15/35	29,115	29,143
	Centene Corp.	3.000%	10/15/30	31,830	27,939
	Centene Corp.	2.500%	3/1/31	90,000	76,360
	Centene Corp.	2.625%	8/1/31	43,279	36,569
[6]	Charles River Laboratories International Inc.	4.000%	3/15/31	875	769
[6]	CHS / Community Health Systems Inc.	5.625%	3/15/27	2,105	2,052
[6]	CHS / Community Health Systems Inc.	10.875%	1/15/32	1,240	1,281
	Cigna Group	2.375%	3/15/31	37,985	33,371
	Cigna Group	5.125%	5/15/31	30,000	30,654
	Cigna Group	5.250%	2/15/34	25,000	25,202
	CommonSpirit Health	2.782%	10/1/30	509	460
	CVS Health Corp.	3.750%	4/1/30	17,849	16,973
	CVS Health Corp.	1.750%	8/21/30	74,635	63,772
	CVS Health Corp.	5.250%	1/30/31	20,000	20,290
	CVS Health Corp.	1.875%	2/28/31	37,668	31,737
	CVS Health Corp.	5.550%	6/1/31	49,050	50,395
	CVS Health Corp.	2.125%	9/15/31	5,000	4,208
	CVS Health Corp.	5.250%	2/21/33	49,200	48,744
	CVS Health Corp.	5.300%	6/1/33	21,980	21,826
[6]	DaVita Inc.	4.625%	6/1/30	1,020	949
[6]	DaVita Inc.	3.750%	2/15/31	1,430	1,257
	Elevance Health Inc.	2.250%	5/15/30	6,441	5,778
	Elevance Health Inc.	2.550%	3/15/31	10,000	8,907
	Elevance Health Inc.	4.950%	11/1/31	50,000	50,433
	Elevance Health Inc.	4.100%	5/15/32	23,690	22,430
	Elevance Health Inc.	5.500%	10/15/32	32,000	33,058
	Elevance Health Inc.	4.750%	2/15/33	33,852	33,293
	Elevance Health Inc.	5.375%	6/15/34	50,000	50,722
	Elevance Health Inc.	5.700%	2/15/55	11,160	10,687
	Eli Lilly & Co.	4.900%	2/12/32	10,000	10,265
	Eli Lilly & Co.	4.600%	8/14/34	5,000	4,929
	Eli Lilly & Co.	5.050%	8/14/54	12,165	11,359
[6]	Endo Finance Holdings Inc.	8.500%	4/15/31	3,160	3,286
	GE HealthCare Technologies Inc.	5.905%	11/22/32	31,925	33,484
	Gilead Sciences Inc.	5.100%	6/15/35	40,000	40,138
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	5,000	5,185
	GlaxoSmithKline Capital Inc.	4.875%	4/15/35	65,000	64,446
	HCA Inc.	3.500%	9/1/30	73,825	68,938
	HCA Inc.	5.450%	4/1/31	70,850	72,241
	HCA Inc.	2.375%	7/15/31	40,000	34,135
	HCA Inc.	5.500%	3/1/32	50,000	50,614
	HCA Inc.	3.625%	3/15/32	98,995	89,736
	HCA Inc.	5.500%	6/1/33	2,000	2,011
	HCA Inc.	5.750%	3/1/35	35,000	35,341
	Humana Inc.	4.875%	4/1/30	1,758	1,759
	Humana Inc.	5.375%	4/15/31	2,000	2,028
	Humana Inc.	2.150%	2/3/32	12,000	9,875
	Johnson & Johnson	4.850%	3/1/32	25,000	25,637

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	5.000%	3/1/35	15,000	15,312
	Laboratory Corp. of America Holdings	4.350%	4/1/30	35,000	34,393
	Laboratory Corp. of America Holdings	4.550%	4/1/32	39,985	39,031
	Laboratory Corp. of America Holdings	4.800%	10/1/34	15,000	14,444
[6]	Medline Borrower LP	3.875%	4/1/29	2,490	2,323
[6]	Medline Borrower LP	5.250%	10/1/29	489	465
	Merck & Co. Inc.	2.150%	12/10/31	30,631	26,633
	Merck & Co. Inc.	4.500%	5/17/33	10,000	9,910
	Merck & Co. Inc.	5.000%	5/17/53	4,580	4,163
[6]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	900	849
[6]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/34	405	382
	Pfizer Inc.	1.700%	5/28/30	5,210	4,579
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	42,240	42,800
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	42,590	42,032
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	15,000	13,884
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	12,000	12,078
	Quest Diagnostics Inc.	2.950%	6/30/30	35,730	33,092
	Quest Diagnostics Inc.	2.800%	6/30/31	6,655	5,980
	Quest Diagnostics Inc.	5.000%	12/15/34	5,000	4,941
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	15,000	12,811
	Revvity Inc.	2.250%	9/15/31	11,000	9,237
[6]	Roche Holdings Inc.	4.909%	3/8/31	19,980	20,491
[6]	Roche Holdings Inc.	4.592%	9/9/34	5,000	4,891
	Royalty Pharma plc	2.200%	9/2/30	29,500	25,609
	Royalty Pharma plc	2.150%	9/2/31	11,000	9,252
[6]	Star Parent Inc.	9.000%	10/1/30	465	470
	STERIS Irish FinCo Unlimited Co.	2.700%	3/15/31	22,000	19,534
	Stryker Corp.	1.950%	6/15/30	8,250	7,295
	Stryker Corp.	4.625%	9/11/34	17,415	16,926
	Stryker Corp.	5.200%	2/10/35	9,895	9,973
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	63,085	56,109
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	20,000	20,188
	Tenet Healthcare Corp.	4.250%	6/1/29	1,804	1,720
	Tenet Healthcare Corp.	6.750%	5/15/31	1,467	1,504
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	2,120	2,049
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	3,110	2,203
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	23,525	23,822
	UnitedHealth Group Inc.	2.000%	5/15/30	23,065	20,500
	UnitedHealth Group Inc.	4.900%	4/15/31	26,980	27,464
	UnitedHealth Group Inc.	4.950%	1/15/32	24,800	25,039
	UnitedHealth Group Inc.	4.200%	5/15/32	11,697	11,247
	UnitedHealth Group Inc.	5.350%	2/15/33	23,945	24,532
	UnitedHealth Group Inc.	4.500%	4/15/33	24,405	23,588
	UnitedHealth Group Inc.	5.000%	4/15/34	24,440	24,253
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	18,920	16,555
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	25,000	24,882
	Zimmer Biomet Holdings Inc.	5.500%	2/19/35	24,545	24,971
	Zoetis Inc.	2.000%	5/15/30	19,148	17,000
	Zoetis Inc.	5.600%	11/16/32	23,590	24,683
					3,042,891
Industrials (4.6%)
[6]	Allison Transmission Inc.	5.875%	6/1/29	2,000	1,997
[6]	American Airlines Inc.	8.500%	5/15/29	1,735	1,768
[6]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	4,400	4,265
[6]	Atkore Inc.	4.250%	6/1/31	3,615	3,210
[10]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	5,230	3,195
[10]	Aurizon Network Pty Ltd.	2.900%	9/2/30	4,450	2,522
[10]	Aurizon Network Pty Ltd.	6.100%	9/12/31	5,000	3,301
	Automatic Data Processing Inc.	4.450%	9/9/34	4,875	4,741
[6]	Axon Enterprise Inc.	6.250%	3/15/33	365	372
[6]	BAE Systems plc	5.250%	3/26/31	8,390	8,595
	Boeing Co.	5.150%	5/1/30	86,811	87,636
	Boeing Co.	3.625%	2/1/31	52,339	48,906
	Boeing Co.	6.388%	5/1/31	81,223	86,671
	Boeing Co.	6.528%	5/1/34	102,410	110,230
[10]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/30	10,000	6,229
[6]	BWX Technologies Inc.	4.125%	6/30/28	2,945	2,838
	Canadian National Railway Co.	3.850%	8/5/32	21,585	20,235
	Carrier Global Corp.	5.900%	3/15/34	2,129	2,238

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Carrier Global Corp.	3.625%	1/15/37	5,600	6,068
[6]	Chart Industries Inc.	9.500%	1/1/31	276	294
[6]	Clean Harbors Inc.	5.125%	7/15/29	3,000	2,941
	CSX Corp.	4.100%	11/15/32	30,000	28,774
[6]	Daimler Truck Finance North America LLC	5.375%	1/13/32	35,000	35,053
	Deere & Co.	5.700%	1/19/55	5,700	5,863
[6]	Embraer Netherlands Finance BV	7.000%	7/28/30	4,000	4,265
	Embraer Netherlands Finance BV	7.000%	7/28/30	5,000	5,331
[6]	FedEx Corp.	2.400%	5/15/31	32,544	28,080
[6]	Garda World Security Corp.	8.250%	8/1/32	805	793
[6]	Gates Corp.	6.875%	7/1/29	1,250	1,270
	GE Capital Funding LLC	4.550%	5/15/32	12,131	11,937
[7]	General Dynamics Corp.	4.950%	8/15/35	12,950	12,986
[6]	Genesee & Wyoming Inc.	6.250%	4/15/32	1,010	1,023
[8]	Heathrow Funding Ltd.	1.875%	3/14/36	4,500	4,376
	Honeywell International Inc.	4.750%	2/1/32	43,530	43,591
	Honeywell International Inc.	5.000%	2/15/33	22,975	23,046
	Hubbell Inc.	2.300%	3/15/31	15,000	13,075
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	29,053	28,055
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	30,000	30,574
	Ingersoll Rand Inc.	5.314%	6/15/31	10,500	10,761
	Ingersoll Rand Inc.	5.700%	8/14/33	20,000	20,551
	Ingersoll Rand Inc.	5.450%	6/15/34	22,130	22,301
	Jacobs Engineering Group Inc.	5.900%	3/1/33	11,580	11,781
[6]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/31	1,860	1,714
	John Deere Capital Corp.	4.400%	9/8/31	60,000	59,911
	John Deere Capital Corp.	3.900%	6/7/32	4,640	4,417
	Keysight Technologies Inc.	5.350%	7/30/30	19,600	20,126
	Keysight Technologies Inc.	4.950%	10/15/34	12,499	12,139
	L3Harris Technologies Inc.	1.800%	1/15/31	14,540	12,368
	L3Harris Technologies Inc.	5.250%	6/1/31	35,290	36,057
	L3Harris Technologies Inc.	5.400%	7/31/33	52,985	53,725
	Lockheed Martin Corp.	5.250%	1/15/33	16,821	17,368
	Lockheed Martin Corp.	4.800%	8/15/34	5,000	4,949
[10]	Lonsdale Finance Pty Ltd.	2.100%	10/15/27	7,000	4,240
[8]	Motability Operations Group plc	3.875%	1/24/34	5,600	6,403
	Norfolk Southern Corp.	2.300%	5/15/31	5,000	4,393
	Northrop Grumman Corp.	4.400%	5/1/30	38,065	37,870
	Northrop Grumman Corp.	4.700%	3/15/33	25,740	25,461
	Northrop Grumman Corp.	4.900%	6/1/34	58,863	58,399
	Otis Worldwide Corp.	5.125%	11/19/31	22,000	22,381
[10]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	22,860	14,596
[10]	Pacific National Finance Pty Ltd.	3.700%	9/24/29	18,940	11,104
	Paychex Inc.	5.350%	4/15/32	12,890	13,096
	Paychex Inc.	5.600%	4/15/35	6,620	6,723
[10]	Perth Airport Pty Ltd.	5.600%	3/5/31	16,820	10,984
[10]	Qantas Airways Ltd.	3.150%	9/27/28	10,500	6,360
[10]	Qantas Airways Ltd.	2.950%	11/27/29	4,270	2,493
[10]	Qantas Airways Ltd.	5.900%	9/19/34	5,000	3,195
	Quanta Services Inc.	2.900%	10/1/30	8,400	7,611
	Quanta Services Inc.	2.350%	1/15/32	7,000	5,901
[6]	Raven Acquisition Holdings LLC	6.875%	11/15/31	1,300	1,271
	Regal Rexnord Corp.	6.400%	4/15/33	6,750	6,877
	Republic Services Inc.	1.450%	2/15/31	5,000	4,207
	Republic Services Inc.	1.750%	2/15/32	12,620	10,476
	Republic Services Inc.	5.150%	3/15/35	20,000	20,220
	Rockwell Automation Inc.	1.750%	8/15/31	2,500	2,135
[6]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	2,230	2,117
	RTX Corp.	2.250%	7/1/30	38,811	34,747
	RTX Corp.	6.000%	3/15/31	50,000	53,438
	RTX Corp.	1.900%	9/1/31	47,566	40,169
	RTX Corp.	2.375%	3/15/32	15,351	13,169
	RTX Corp.	5.150%	2/27/33	51,088	51,640
	RTX Corp.	6.100%	3/15/34	5,000	5,375
	Ryder System Inc.	6.600%	12/1/33	41,914	45,322
	Southwest Airlines Co.	7.375%	3/1/27	4,930	5,137
	Southwest Airlines Co.	2.625%	2/10/30	39,303	35,144
	Spirit AeroSystems Inc.	4.600%	6/15/28	680	657
[6]	Spirit AeroSystems Inc.	9.750%	11/15/30	1,653	1,832
[6]	Stonepeak Nile Parent LLC	7.250%	3/15/32	140	142

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	TopBuild Corp.	3.625%	3/15/29	1,500	1,394
[6]	TopBuild Corp.	4.125%	2/15/32	1,494	1,343
[6]	TransDigm Inc.	6.375%	3/1/29	1,486	1,515
[6]	TransDigm Inc.	6.875%	12/15/30	1,225	1,262
[6]	TransDigm Inc.	7.125%	12/1/31	1,638	1,703
[6]	TransDigm Inc.	6.625%	3/1/32	51	52
	Trimble Inc.	6.100%	3/15/33	5,500	5,718
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/32	3,930	3,280
[6]	Triumph Group Inc.	9.000%	3/15/28	787	826
[6]	United Airlines Inc.	4.375%	4/15/26	235	232
[6]	United Airlines Inc.	4.625%	4/15/29	1,837	1,726
	United Parcel Service Inc.	5.150%	5/22/34	20,000	20,278
	Waste Management Inc.	1.500%	3/15/31	32,356	27,520
	Waste Management Inc.	4.625%	2/15/33	4,856	4,829
[6]	Waste Pro USA Inc.	7.000%	2/1/33	140	143
[6]	WESCO Distribution Inc.	6.625%	3/15/32	1,345	1,374
[6]	WESCO Distribution Inc.	6.375%	3/15/33	560	567
[10]	WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	30,000	17,165
					1,640,724
Materials (2.9%)
[8]	Air Products & Chemicals Inc.	2.950%	5/14/31	9,500	10,648
[8]	Air Products & Chemicals Inc.	3.450%	2/14/37	2,316	2,519
[6]	Alumina Pty Ltd.	6.375%	9/15/32	1,520	1,480
	Amcor Flexibles North America Inc.	2.690%	5/25/31	20,000	17,677
[6]	Amcor Flexibles North America Inc.	5.500%	3/17/35	42,310	42,137
[6]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	1,800	1,646
	Ball Corp.	2.875%	8/15/30	1,725	1,527
	Ball Corp.	3.125%	9/15/31	171	149
	Berry Global Inc.	5.650%	1/15/34	22,569	22,784
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	10,000	10,331
	BHP Billiton Finance USA Ltd.	5.125%	2/21/32	35,000	35,418
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	40,000	39,642
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	15,000	15,185
[6]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	1,515	1,524
	Braskem Netherlands Finance BV	4.500%	1/31/30	18,500	15,337
	Braskem Netherlands Finance BV	5.875%	1/31/50	10,000	6,747
[6]	Canpack SA / Canpack US LLC	3.875%	11/15/29	2,633	2,411
	Celanese US Holdings LLC	6.750%	4/15/33	415	389
[6]	Chemours Co.	4.625%	11/15/29	4,943	4,139
[6]	Chemours Co.	8.000%	1/15/33	775	698
[6]	Cleveland-Cliffs Inc.	7.500%	9/15/31	3,805	3,686
[6]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	875	895
	Corp. Nacional del Cobre de Chile	5.125%	2/2/33	20,000	19,259
	Dow Chemical Co.	2.100%	11/15/30	34,000	29,501
	Dow Chemical Co.	6.300%	3/15/33	8,000	8,502
	Eastman Chemical Co.	5.750%	3/8/33	15,000	15,353
	Eastman Chemical Co.	5.625%	2/20/34	25,000	24,896
[6]	Element Solutions Inc.	3.875%	9/1/28	1,537	1,455
[6]	First Quantum Minerals Ltd.	9.375%	3/1/29	265	278
[6]	First Quantum Minerals Ltd.	8.625%	6/1/31	1,600	1,621
[6]	First Quantum Minerals Ltd.	8.000%	3/1/33	200	198
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,933	5,832
[6]	Georgia-Pacific LLC	2.300%	4/30/30	33,445	30,172
[6]	Graphic Packaging International LLC	3.750%	2/1/30	5,205	4,795
	LYB International Finance III LLC	2.250%	10/1/30	5,000	4,362
	LYB International Finance III LLC	5.625%	5/15/33	14,000	14,056
	LYB International Finance III LLC	5.500%	3/1/34	25,000	24,323
[6]	Magnera Corp.	7.250%	11/15/31	1,220	1,153
	Martin Marietta Materials Inc.	2.400%	7/15/31	25,000	21,678
	Martin Marietta Materials Inc.	5.150%	12/1/34	30,000	29,797
	Newmont Corp.	2.250%	10/1/30	37,770	33,680
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.350%	3/15/34	19,440	19,746
[6]	Novelis Corp.	4.750%	1/30/30	2,438	2,264
[6]	Novelis Corp.	6.875%	1/30/30	860	873
[6]	Novelis Corp.	3.875%	8/15/31	3,715	3,206
	Nucor Corp.	3.125%	4/1/32	15,620	14,004
	Nutrien Ltd.	2.950%	5/13/30	26,207	24,190
	Nutrien Ltd.	5.250%	3/12/32	25,000	25,171
	Nutrien Ltd.	5.400%	6/21/34	55,000	55,195

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	OCP SA	6.100%	4/30/30	6,435	6,440
[6]	Olin Corp.	6.625%	4/1/33	522	495
[6]	Olympus Water US Holding Corp.	9.750%	11/15/28	3,450	3,606
	Owens Corning	5.700%	6/15/34	29,705	30,467
[6]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	500	496
[6]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	630	616
	PPG Industries Inc.	2.550%	6/15/30	9,435	8,587
[6]	Quikrete Holdings Inc.	6.375%	3/1/32	755	760
[6]	Quikrete Holdings Inc.	6.750%	3/1/33	1,970	1,978
	Rio Tinto Finance USA plc	5.000%	3/14/32	30,000	30,225
	Rio Tinto Finance USA plc	5.000%	3/9/33	20,275	20,406
	Rio Tinto Finance USA plc	5.250%	3/14/35	70,000	70,248
	RPM International Inc.	2.950%	1/15/32	3,415	2,957
[6]	Sealed Air Corp.	5.000%	4/15/29	301	293
[6]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	210	211
[6]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/31	520	541
	Sherwin-Williams Co.	2.300%	5/15/30	20,563	18,395
	Sherwin-Williams Co.	2.200%	3/15/32	3,193	2,693
[6]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	49,480	49,454
[6]	Smurfit Westrock Financing DAC	5.418%	1/15/35	33,346	33,384
[6]	SNF Group SACA	3.375%	3/15/30	2,925	2,643
[6]	Standard Building Solutions Inc.	6.500%	8/15/32	515	522
	Steel Dynamics Inc.	3.450%	4/15/30	27,891	26,298
	Steel Dynamics Inc.	3.250%	1/15/31	2,950	2,713
	Steel Dynamics Inc.	5.375%	8/15/34	15,000	15,031
	Vale Canada Ltd.	7.200%	9/15/32	2,504	2,696
	Vale Overseas Ltd.	3.750%	7/8/30	5,000	4,665
	Vale Overseas Ltd.	6.125%	6/12/33	13,350	13,751
	Vulcan Materials Co.	5.350%	12/1/34	20,000	20,162
[6]	WR Grace Holdings LLC	5.625%	8/15/29	1,243	1,102
[6]	WR Grace Holdings LLC	7.375%	3/1/31	340	342
					1,024,706
Real Estate (4.2%)
	Agree LP	2.900%	10/1/30	6,500	5,916
	Agree LP	4.800%	10/1/32	23,225	22,448
	Agree LP	2.600%	6/15/33	6,435	5,246
	Agree LP	5.625%	6/15/34	15,000	15,139
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	20,060	19,965
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	12,881	11,695
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	12,233	9,880
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	7,000	5,459
	American Homes 4 Rent LP	2.375%	7/15/31	10,000	8,618
	American Homes 4 Rent LP	3.625%	4/15/32	15,000	13,642
	American Homes 4 Rent LP	5.500%	2/1/34	10,000	9,973
	American Homes 4 Rent LP	5.500%	7/15/34	20,000	19,850
	American Tower Corp.	2.100%	6/15/30	14,909	13,142
	American Tower Corp.	2.700%	4/15/31	20,000	17,771
	American Tower Corp.	2.300%	9/15/31	10,000	8,608
	American Tower Corp.	5.650%	3/15/33	2,000	2,066
	American Tower Corp.	5.550%	7/15/33	17,000	17,380
	American Tower Corp.	5.900%	11/15/33	2,000	2,096
[8]	Aroundtown SA	1.450%	7/9/28	5,400	5,756
[8]	Aroundtown SA	4.800%	7/16/29	4,800	5,656
	AvalonBay Communities Inc.	2.450%	1/15/31	5,000	4,457
	AvalonBay Communities Inc.	5.000%	2/15/33	6,700	6,669
	AvalonBay Communities Inc.	5.300%	12/7/33	10,000	10,123
[8]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	16,000	18,130
[8]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/30	1,800	1,846
	Boston Properties LP	3.250%	1/30/31	19,185	17,306
	Boston Properties LP	2.550%	4/1/32	17,155	14,110
	Boston Properties LP	2.450%	10/1/33	3,000	2,349
	Brixmor Operating Partnership LP	2.500%	8/16/31	10,000	8,629
	Brixmor Operating Partnership LP	5.200%	4/1/32	13,580	13,543
	Brixmor Operating Partnership LP	5.500%	2/15/34	8,000	7,987
	COPT Defense Properties LP	2.750%	4/15/31	6,226	5,400
	COPT Defense Properties LP	2.900%	12/1/33	2,000	1,609
	Cousins Properties LP	5.375%	2/15/32	20,000	19,806
	Crown Castle Inc.	3.300%	7/1/30	5,000	4,631
	Crown Castle Inc.	2.250%	1/15/31	18,715	16,143

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle Inc.	2.100%	4/1/31	8,000	6,795
	Crown Castle Inc.	2.500%	7/15/31	7,000	6,026
	CubeSmart LP	2.000%	2/15/31	28,804	24,565
[8]	Digital Dutch Finco BV	1.000%	1/15/32	7,400	7,062
[8]	Digital Dutch Finco BV	3.875%	9/13/33	5,100	5,728
	DOC DR LLC	2.625%	11/1/31	25,000	21,559
	Equinix Inc.	2.150%	7/15/30	10,000	8,846
	Equinix Inc.	2.500%	5/15/31	10,000	8,759
	Equinix Inc.	3.900%	4/15/32	8,740	8,171
	Essex Portfolio LP	1.650%	1/15/31	7,533	6,357
	Essex Portfolio LP	2.550%	6/15/31	3,900	3,445
	Essex Portfolio LP	2.650%	3/15/32	7,000	5,978
	Essex Portfolio LP	5.375%	4/1/35	13,000	12,943
	Extra Space Storage LP	5.500%	7/1/30	24,520	25,213
	Extra Space Storage LP	2.200%	10/15/30	7,000	6,118
	Extra Space Storage LP	5.900%	1/15/31	23,540	24,519
	Extra Space Storage LP	2.550%	6/1/31	20,485	17,745
	Extra Space Storage LP	2.400%	10/15/31	15,000	12,817
	Extra Space Storage LP	2.350%	3/15/32	39,196	32,588
	Extra Space Storage LP	5.400%	2/1/34	15,000	14,863
	Federal Realty OP LP	3.500%	6/1/30	1,990	1,876
	Healthpeak OP LLC	2.875%	1/15/31	13,507	12,111
	Healthpeak OP LLC	5.250%	12/15/32	25,355	25,432
	Healthpeak OP LLC	5.375%	2/15/35	8,106	8,053
	Highwoods Realty LP	3.050%	2/15/30	18,362	16,391
	Highwoods Realty LP	2.600%	2/1/31	30,717	26,108
	Highwoods Realty LP	7.650%	2/1/34	46,868	51,399
	Host Hotels & Resorts LP	3.500%	9/15/30	18,366	16,717
	Host Hotels & Resorts LP	2.900%	12/15/31	18,025	15,410
	Host Hotels & Resorts LP	5.700%	7/1/34	21,275	20,949
	Hudson Pacific Properties LP	5.950%	2/15/28	217	181
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	4,000	3,354
	Kilroy Realty LP	3.050%	2/15/30	26,759	23,600
	Kilroy Realty LP	2.500%	11/15/32	20,200	15,637
	Kimco Realty OP LLC	2.700%	10/1/30	11,343	10,306
	Kimco Realty OP LLC	2.250%	12/1/31	16,400	14,008
	Kimco Realty OP LLC	3.200%	4/1/32	12,657	11,242
	Kimco Realty OP LLC	4.600%	2/1/33	10,000	9,632
	LXP Industrial Trust	2.375%	10/1/31	5,000	4,183
	Mid-America Apartments LP	1.700%	2/15/31	1,900	1,618
	Mid-America Apartments LP	5.300%	2/15/32	20,000	20,485
	Mid-America Apartments LP	5.000%	3/15/34	7,235	7,171
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	2,297	1,531
[6]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/32	470	479
	NNN REIT Inc.	2.500%	4/15/30	13,948	12,559
	NNN REIT Inc.	5.600%	10/15/33	23,503	23,795
	NNN REIT Inc.	5.500%	6/15/34	10,000	10,024
	Omega Healthcare Investors Inc.	3.375%	2/1/31	11,198	10,144
	Omega Healthcare Investors Inc.	3.250%	4/15/33	18,900	15,999
[6]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	7,000	6,913
[6]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	11,900	11,688
[6]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	570	570
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	15,196	13,011
	Prologis LP	2.250%	4/15/30	14,022	12,638
	Prologis LP	1.750%	2/1/31	7,266	6,204
	Prologis LP	2.250%	1/15/32	4,320	3,694
	Prologis LP	4.625%	1/15/33	8,324	8,169
	Prologis LP	5.125%	1/15/34	11,700	11,704
	Prologis LP	5.000%	3/15/34	49,850	49,384
	Public Storage Operating Co.	2.300%	5/1/31	5,830	5,128
	Public Storage Operating Co.	2.250%	11/9/31	13,742	11,884
	Public Storage Operating Co.	5.100%	8/1/33	12,500	12,702
	Public Storage Operating Co.	5.350%	8/1/53	25,000	23,703
	Realty Income Corp.	4.850%	3/15/30	24,715	24,965
[8]	Realty Income Corp.	4.875%	7/6/30	9,222	11,216
	Realty Income Corp.	3.250%	1/15/31	15,607	14,441
	Realty Income Corp.	2.700%	2/15/32	10,000	8,640
	Realty Income Corp.	5.625%	10/13/32	15,000	15,482
	Realty Income Corp.	5.125%	2/15/34	5,000	4,966
	Regency Centers LP	3.700%	6/15/30	17,008	16,334

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regency Centers LP	5.250%	1/15/34	11,600	11,601
[10]	Region Retail Trust	5.550%	3/5/31	22,500	14,801
	Rexford Industrial Realty LP	2.125%	12/1/30	5,488	4,674
	Rexford Industrial Realty LP	2.150%	9/1/31	17,430	14,558
[6]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/32	575	573
	Sabra Health Care LP	3.200%	12/1/31	41,626	36,746
	SBA Communications Corp.	3.125%	2/1/29	1,845	1,709
	Service Properties Trust	5.500%	12/15/27	1,700	1,624
	Simon Property Group LP	2.650%	7/15/30	17,630	16,083
	Simon Property Group LP	2.200%	2/1/31	5,999	5,236
	Simon Property Group LP	2.250%	1/15/32	10,000	8,527
	Simon Property Group LP	6.250%	1/15/34	5,000	5,342
	Simon Property Group LP	4.750%	9/26/34	20,000	19,120
	Store Capital LLC	2.750%	11/18/30	7,294	6,407
	Tanger Properties LP	2.750%	9/1/31	5,000	4,308
	UDR Inc.	3.000%	8/15/31	7,660	6,851
	UDR Inc.	2.100%	6/15/33	4,773	3,742
	Ventas Realty LP	2.500%	9/1/31	6,000	5,241
	Welltower OP LLC	2.750%	1/15/32	7,000	6,147
	Welltower OP LLC	3.850%	6/15/32	11,104	10,392
	Weyerhaeuser Co.	7.375%	3/15/32	2,000	2,243
	WP Carey Inc.	2.450%	2/1/32	10,000	8,375
[6]	XHR LP	4.875%	6/1/29	335	316
[6]	XHR LP	6.625%	5/15/30	355	350
					1,491,937
Technology (5.3%)
	Accenture Capital Inc.	4.250%	10/4/31	15,000	14,837
	Broadcom Inc.	5.000%	4/15/30	37,571	38,172
	Broadcom Inc.	4.150%	11/15/30	32,850	32,033
[6]	Broadcom Inc.	2.450%	2/15/31	69,537	61,485
	Broadcom Inc.	5.150%	11/15/31	34,620	35,271
	Broadcom Inc.	4.550%	2/15/32	40,000	39,208
[6]	Broadcom Inc.	4.150%	4/15/32	59,650	56,625
	Broadcom Inc.	4.300%	11/15/32	30,000	28,632
[6]	Broadcom Inc.	2.600%	2/15/33	15,000	12,622
[6]	Broadcom Inc.	3.419%	4/15/33	17,516	15,597
	Cadence Design Systems Inc.	4.700%	9/10/34	28,830	28,205
	CDW LLC / CDW Finance Corp.	5.100%	3/1/30	13,892	13,888
[6]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	1,030	907
	Cisco Systems Inc.	4.950%	2/24/32	40,000	40,774
	Cisco Systems Inc.	5.100%	2/24/35	25,000	25,323
[6]	Cloud Software Group Inc.	6.500%	3/31/29	275	275
[6]	Cloud Software Group Inc.	8.250%	6/30/32	2,685	2,802
	Cotiviti Corp.	7.625%	5/1/31	1,000	996
	Dell International LLC / EMC Corp.	5.000%	4/1/30	6,440	6,479
	Dell International LLC / EMC Corp.	6.200%	7/15/30	41,995	44,477
	Dell International LLC / EMC Corp.	5.300%	4/1/32	46,470	46,580
	Dell International LLC / EMC Corp.	5.750%	2/1/33	13,126	13,587
	Dell International LLC / EMC Corp.	5.400%	4/15/34	58,856	58,786
[6]	Diebold Nixdorf Inc.	7.750%	3/31/30	335	349
[6]	Ellucian Holdings Inc.	6.500%	12/1/29	1,380	1,383
[6]	Entegris Inc.	4.750%	4/15/29	24,932	24,291
[6]	Entegris Inc.	5.950%	6/15/30	3,000	2,987
[7,8]	Fiserv Funding ULC	3.500%	6/15/32	4,600	5,186
[7,8]	Fiserv Funding ULC	4.000%	6/15/36	1,700	1,910
[6]	Foundry JV Holdco LLC	5.500%	1/25/31	44,678	45,281
[6]	Foundry JV Holdco LLC	6.150%	1/25/32	23,110	24,010
[6]	Foundry JV Holdco LLC	5.900%	1/25/33	74,955	76,476
[6]	Foundry JV Holdco LLC	6.100%	1/25/36	40,000	40,740
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	50,000	49,431
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	45,493	43,919
	HP Inc.	3.400%	6/17/30	9,725	8,987
	HP Inc.	2.650%	6/17/31	35,381	30,651
	Intel Corp.	5.000%	2/21/31	15,000	15,006
	Intel Corp.	2.000%	8/12/31	30,470	25,470
	Intel Corp.	4.150%	8/5/32	23,476	21,637
	Intel Corp.	4.000%	12/15/32	2,000	1,821
	Intel Corp.	5.200%	2/10/33	68,473	67,228
	Intel Corp.	5.150%	2/21/34	16,348	15,931

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	3.734%	12/8/47	6,000	4,083
	Intuit Inc.	5.200%	9/15/33	4,500	4,620
	Juniper Networks Inc.	2.000%	12/10/30	15,554	13,333
	Kyndryl Holdings Inc.	3.150%	10/15/31	2,000	1,757
	Kyndryl Holdings Inc.	6.350%	2/20/34	8,590	8,860
	Leidos Inc.	4.375%	5/15/30	5,000	4,861
	Leidos Inc.	5.400%	3/15/32	57,725	58,116
	Leidos Inc.	5.750%	3/15/33	19,821	20,310
	Leidos Inc.	5.500%	3/15/35	40,000	39,788
[6]	McAfee Corp.	7.375%	2/15/30	2,449	2,116
	Micron Technology Inc.	2.703%	4/15/32	16,354	13,868
	Micron Technology Inc.	5.875%	2/9/33	14,000	14,285
	Motorola Solutions Inc.	2.750%	5/24/31	25,000	22,226
	NetApp Inc.	5.500%	3/17/32	34,940	35,299
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	21,815	20,221
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	30,000	25,869
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	15,000	12,632
	Oracle Corp.	2.950%	4/1/30	31,231	28,872
	Oracle Corp.	4.650%	5/6/30	19,010	19,042
	Oracle Corp.	2.875%	3/25/31	77,237	69,542
	Oracle Corp.	5.250%	2/3/32	43,680	44,282
	Oracle Corp.	6.250%	11/9/32	21,687	23,130
	Oracle Corp.	4.700%	9/27/34	106,881	101,587
[6]	Rocket Software Inc.	9.000%	11/28/28	600	619
	Roper Technologies Inc.	2.000%	6/30/30	10,500	9,192
	Synopsys Inc.	5.000%	4/1/32	26,873	27,055
	Synopsys Inc.	5.150%	4/1/35	24,000	24,078
	Teledyne FLIR LLC	2.500%	8/1/30	14,900	13,277
	Teledyne Technologies Inc.	2.750%	4/1/31	22,767	20,283
[6]	UKG Inc.	6.875%	2/1/31	1,035	1,066
	VMware LLC	4.700%	5/15/30	40,665	40,313
	VMware LLC	2.200%	8/15/31	40,859	34,741
	Workday Inc.	3.800%	4/1/32	25,914	23,961
	X Corp.	9.000%	10/26/29	3,235	3,160
					1,906,699
Utilities (8.5%)
	AEP Texas Inc.	5.400%	6/1/33	20,330	20,353
[6]	AES Andes SA	6.250%	3/14/32	10,000	10,028
[10]	AGI Finance Pty Ltd.	1.815%	11/23/28	3,390	1,981
[10]	AGI Finance Pty Ltd.	6.109%	6/28/30	22,180	14,965
	Alabama Power Co.	3.050%	3/15/32	3,300	2,976
	Alabama Power Co.	3.940%	9/1/32	19,000	17,949
	Alabama Power Co.	5.850%	11/15/33	10,000	10,610
	Alabama Power Co.	5.100%	4/2/35	25,000	25,092
	Ameren Corp.	3.500%	1/15/31	61,200	57,333
	Ameren Corp.	5.375%	3/15/35	47,408	47,368
	Ameren Illinois Co.	1.550%	11/15/30	9,785	8,440
	Ameren Illinois Co.	3.850%	9/1/32	30,000	28,030
	Ameren Illinois Co.	4.950%	6/1/33	36,838	36,862
	American Water Capital Corp.	2.800%	5/1/30	4,000	3,684
	American Water Capital Corp.	4.450%	6/1/32	5,000	4,867
	Appalachian Power Co.	4.500%	8/1/32	22,030	21,122
	Arizona Public Service Co.	5.550%	8/1/33	24,630	24,885
	Atmos Energy Corp.	5.900%	11/15/33	760	807
[10]	Ausgrid Finance Pty Ltd.	5.408%	3/28/31	19,000	12,358
[10]	AusNet Services Holdings Pty Ltd.	6.134%	5/31/33	5,000	3,359
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	9,742	9,413
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	23,079	19,470
[6]	Calpine Corp.	4.500%	2/15/28	3,175	3,105
[6]	Calpine Corp.	4.625%	2/1/29	1,835	1,773
	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	9,920	8,709
	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	12,002	10,712
	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	37,034	35,912
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	8,360	8,347
	CenterPoint Energy Inc.	2.950%	3/1/30	11,305	10,456
	CenterPoint Energy Inc.	2.650%	6/1/31	22,800	20,104
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	9,000	7,790
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	5,000	4,821
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	12,000	12,106

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Clearway Energy Operating LLC	3.750%	2/15/31	4,290	3,823
[6]	Clearway Energy Operating LLC	3.750%	1/15/32	149	129
[4]	Comision Federal de Electricidad	5.000%	9/29/36	5,976	5,214
	Commonwealth Edison Co.	3.150%	3/15/32	11,850	10,654
	Commonwealth Edison Co.	4.900%	2/1/33	14,705	14,664
	Commonwealth Edison Co.	5.300%	6/1/34	25,100	25,575
	Commonwealth Edison Co.	5.300%	2/1/53	4,180	3,882
[7]	Consumers Energy Co.	4.500%	1/15/31	9,970	10,026
[7]	Consumers Energy Co.	5.050%	5/15/35	21,880	21,940
	Dominion Energy Inc.	3.375%	4/1/30	38,274	35,991
	Dominion Energy Inc.	2.250%	8/15/31	5,000	4,285
	Dominion Energy Inc.	4.350%	8/15/32	11,346	10,718
	Dominion Energy Inc.	5.375%	11/15/32	7,620	7,708
	Dominion Energy Inc.	6.300%	3/15/33	5,000	5,275
	Dominion Energy Inc.	5.250%	8/1/33	4,000	3,969
	Dominion Energy Inc.	5.450%	3/15/35	25,000	24,906
	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,291	8,966
	DTE Electric Co.	3.000%	3/1/32	7,237	6,484
	DTE Electric Co.	5.200%	4/1/33	25,000	25,362
	DTE Electric Co.	5.200%	3/1/34	10,000	10,127
	DTE Energy Co.	2.950%	3/1/30	18,783	17,296
	DTE Energy Co.	5.850%	6/1/34	40,000	41,274
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,190	6,436
	Duke Energy Carolinas LLC	2.850%	3/15/32	8,250	7,311
	Duke Energy Carolinas LLC	4.950%	1/15/33	34,547	34,737
	Duke Energy Carolinas LLC	4.850%	1/15/34	10,000	9,891
	Duke Energy Corp.	2.450%	6/1/30	16,000	14,373
	Duke Energy Corp.	2.550%	6/15/31	55,000	48,289
	Duke Energy Corp.	4.500%	8/15/32	39,000	37,705
	Duke Energy Florida LLC	1.750%	6/15/30	34,710	30,435
	Duke Energy Florida LLC	2.400%	12/15/31	10,000	8,770
	Duke Energy Florida LLC	5.875%	11/15/33	26,217	27,748
	Duke Energy Indiana LLC	5.250%	3/1/34	5,000	5,079
	Duke Energy Ohio Inc.	2.125%	6/1/30	11,650	10,417
	Duke Energy Ohio Inc.	5.250%	4/1/33	19,999	20,325
	Duke Energy Progress LLC	2.000%	8/15/31	17,500	15,066
	Duke Energy Progress LLC	3.400%	4/1/32	15,000	13,724
	Duke Energy Progress LLC	5.250%	3/15/33	5,446	5,553
	Edison International	5.250%	3/15/32	8,860	8,466
[6]	Electricite de France SA	5.700%	5/23/28	4,385	4,524
[6]	Electricite de France SA	4.500%	9/21/28	5,000	4,984
[6]	Electricite de France SA	6.250%	5/23/33	4,965	5,230
	Entergy Arkansas LLC	5.150%	1/15/33	4,230	4,286
	Entergy Arkansas LLC	5.300%	9/15/33	15,000	15,296
	Entergy Arkansas LLC	5.450%	6/1/34	6,770	6,959
	Entergy Corp.	2.800%	6/15/30	16,000	14,546
	Entergy Corp.	2.400%	6/15/31	36,492	31,599
	Entergy Louisiana LLC	1.600%	12/15/30	5,050	4,320
	Entergy Louisiana LLC	2.350%	6/15/32	6,442	5,482
	Entergy Texas Inc.	1.750%	3/15/31	5,000	4,273
	Evergy Kansas Central Inc.	5.250%	3/15/35	20,000	20,166
	Evergy Metro Inc.	5.400%	4/1/34	12,599	12,793
	Eversource Energy	1.650%	8/15/30	16,165	13,815
	Eversource Energy	2.550%	3/15/31	8,610	7,569
	Eversource Energy	5.850%	4/15/31	5,000	5,232
	Eversource Energy	3.375%	3/1/32	25,000	22,397
	Eversource Energy	5.125%	5/15/33	2,000	1,972
	Eversource Energy	5.500%	1/1/34	2,000	2,003
	Exelon Corp.	4.050%	4/15/30	49,530	48,298
	Exelon Corp.	5.125%	3/15/31	38,760	39,398
	Exelon Corp.	3.350%	3/15/32	16,084	14,565
	Exelon Corp.	5.300%	3/15/33	16,500	16,710
	Exelon Corp.	5.450%	3/15/34	10,000	10,147
	Exelon Corp.	6.500%	3/15/55	15,000	14,900
	FirstEnergy Corp.	2.650%	3/1/30	20,526	18,630
	FirstEnergy Corp.	2.250%	9/1/30	7,896	6,905
	FirstEnergy Transmission LLC	5.000%	1/15/35	19,800	19,526
	Florida Power & Light Co.	2.450%	2/3/32	12,500	10,911
	Georgia Power Co.	4.850%	3/15/31	15,000	15,241
	Georgia Power Co.	4.700%	5/15/32	34,199	33,941

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Power Co.	4.950%	5/17/33	59,290	59,131
	Idaho Power Co.	5.200%	8/15/34	7,670	7,739
[6]	ITC Holdings Corp.	2.950%	5/14/30	10,000	9,205
[6]	ITC Holdings Corp.	5.400%	6/1/33	17,360	17,385
[6]	Jersey Central Power & Light Co.	5.100%	1/15/35	10,000	9,868
	Kentucky Utilities Co.	5.450%	4/15/33	7,370	7,545
	Louisville Gas & Electric Co.	5.450%	4/15/33	5,900	6,034
	National Fuel Gas Co.	5.950%	3/15/35	15,000	15,011
	National Grid plc	5.809%	6/12/33	23,970	24,842
	National Grid plc	5.418%	1/11/34	24,400	24,683
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	9,250	9,676
	Nevada Power Co.	2.400%	5/1/30	11,640	10,545
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	30,000	26,745
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	15,850	13,549
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/32	45,000	45,953
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	5,630	5,625
	NextEra Energy Capital Holdings Inc.	6.500%	8/15/55	14,290	14,395
	NiSource Inc.	5.400%	6/30/33	20,391	20,540
	NiSource Inc.	5.350%	4/1/34	19,110	19,223
[7]	Northern States Power Co.	5.050%	5/15/35	21,430	21,481
[6]	NRG Energy Inc.	5.750%	7/15/29	545	543
[6]	NRG Energy Inc.	6.250%	11/1/34	2,720	2,714
	NSTAR Electric Co.	5.400%	6/1/34	25,000	25,475
[10]	NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	10,000	5,946
[10]	NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/30	30,000	16,835
[6]	Ohio Edison Co.	5.500%	1/15/33	21,638	21,873
	Ohio Power Co.	1.625%	1/15/31	18,491	15,507
	Ohio Power Co.	5.650%	6/1/34	25,000	25,368
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	11,275	11,490
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	3,000	3,346
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	12,000	11,694
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,000	3,404
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	30,000	31,190
[6]	Oncor Electric Delivery Co. LLC	5.350%	4/1/35	11,110	11,258
	Pacific Gas & Electric Co.	4.550%	7/1/30	15,000	14,595
	Pacific Gas & Electric Co.	2.500%	2/1/31	67,175	58,011
	Pacific Gas & Electric Co.	3.250%	6/1/31	25,357	22,659
	Pacific Gas & Electric Co.	5.900%	6/15/32	7,000	7,097
	Pacific Gas & Electric Co.	6.150%	1/15/33	5,220	5,328
	Pacific Gas & Electric Co.	6.400%	6/15/33	2,000	2,070
	Pacific Gas & Electric Co.	6.950%	3/15/34	9,566	10,273
	Pacific Gas & Electric Co.	5.800%	5/15/34	12,550	12,508
	Pacific Gas & Electric Co.	4.500%	7/1/40	18,800	15,610
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,560	2,092
	PacifiCorp	2.700%	9/15/30	13,815	12,429
	PacifiCorp	5.300%	2/15/31	20,000	20,516
[6]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	3,215	3,054
	PECO Energy Co.	4.900%	6/15/33	5,000	5,021
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.000%	6/30/30	4,500	4,092
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	5,000	4,414
	Potomac Electric Power Co.	5.200%	3/15/34	17,805	17,962
	PPL Capital Funding Inc.	5.250%	9/1/34	44,253	44,285
	Progress Energy Inc.	7.750%	3/1/31	3,339	3,827
	Public Service Co. of Colorado	5.350%	5/15/34	13,890	13,983
	Public Service Co. of Oklahoma	5.250%	1/15/33	24,123	24,158
	Public Service Electric & Gas Co.	1.900%	8/15/31	5,044	4,335
	Public Service Electric & Gas Co.	4.900%	12/15/32	10,000	10,086
	Public Service Electric & Gas Co.	5.200%	3/1/34	5,000	5,101
	Public Service Enterprise Group Inc.	1.600%	8/15/30	48,551	41,453
	Public Service Enterprise Group Inc.	2.450%	11/15/31	17,000	14,762
	Public Service Enterprise Group Inc.	6.125%	10/15/33	5,000	5,253
	Public Service Enterprise Group Inc.	5.450%	4/1/34	25,000	25,297
	Public Service Enterprise Group Inc.	5.400%	3/15/35	15,000	15,045
[6]	Saavi Energia Sarl	8.875%	2/10/35	20,745	20,823
	Sempra	5.500%	8/1/33	8,000	8,041
	Sempra	6.550%	4/1/55	20,000	18,353
[8]	Severn Trent Utilities Finance plc	4.000%	3/5/34	6,800	7,812
	Southern California Edison Co.	2.250%	6/1/30	15,000	13,145
	Southern California Edison Co.	2.500%	6/1/31	8,000	6,897
	Southern California Edison Co.	5.450%	6/1/31	8,930	9,041

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	2.750%	2/1/32	7,000	5,951
	Southern California Edison Co.	5.200%	6/1/34	23,160	22,283
	Southern Co.	3.700%	4/30/30	40,987	39,350
	Southern Co.	5.700%	10/15/32	11,788	12,248
	Southern Co.	5.200%	6/15/33	45,477	45,746
	Southern Co.	6.375%	3/15/55	25,000	25,488
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	10,833	9,221
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	20,000	20,624
	Southwestern Electric Power Co.	5.300%	4/1/33	27,000	26,897
[6]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/31	19,640	19,977
	Union Electric Co.	5.200%	4/1/34	2,500	2,529
	Union Electric Co.	5.250%	4/15/35	34,620	35,131
[8]	United Utilities Water Finance plc	3.750%	5/23/34	6,482	7,339
	Virginia Electric & Power Co.	2.300%	11/15/31	10,000	8,694
	Virginia Electric & Power Co.	2.400%	3/30/32	8,000	6,834
	Virginia Electric & Power Co.	5.000%	4/1/33	14,810	14,718
	Virginia Electric & Power Co.	5.300%	8/15/33	25,000	25,223
	Virginia Electric & Power Co.	5.000%	1/15/34	19,800	19,492
[6]	Vistra Operations Co. LLC	7.750%	10/15/31	2,179	2,305
[6]	Vistra Operations Co. LLC	6.875%	4/15/32	500	518
	WEC Energy Group Inc.	1.800%	10/15/30	5,876	5,093
	Xcel Energy Inc.	3.400%	6/1/30	10,000	9,388
	Xcel Energy Inc.	2.350%	11/15/31	21,000	17,883
	Xcel Energy Inc.	4.600%	6/1/32	19,000	18,322
	Xcel Energy Inc.	5.450%	8/15/33	12,000	12,052
[6]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/27	2,800	2,648
[6]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	385	387
[6]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/33	415	415
[9]	Yorkshire Water Finance plc	1.750%	10/27/32	8,200	8,370
					3,035,370
Total Corporate Bonds (Cost $31,048,950)					30,768,822
Floating Rate Loan Interests (0.0%)
[5]	DirecTV Financing LLC Term Loan, TSFR3M + 5.000%	9.541%	8/2/27	66	66
[5]	Frontier Communications Corp. Term Loan B, TSFR3M + 2.500%	6.792%	7/1/31	234	233
[5]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	6.049%	11/5/28	5,795	5,799
[5]	Wyndham Hotels & Resorts Inc. Term Loan, TSFR1M + 1.750%	6.072%	5/24/30	1,412	1,405
Total Floating Rate Loan Interests (Cost $7,479)					7,503
Sovereign Bonds (3.7%)
[8]	Bank Gospodarstwa Krajowego	4.000%	3/13/32	4,668	5,456
	Bank Gospodarstwa Krajowego	5.375%	5/22/33	3,500	3,530
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	626	613
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	8,234	7,721
[6]	Dominican Republic	6.950%	3/15/37	21,867	21,732
	Government of Bermuda	4.750%	2/15/29	18,860	18,767
	Government of Bermuda	5.000%	7/15/32	17,180	16,946
[12]	Japan	2.400%	3/20/55	5,323,650	35,244
[8]	Ontario Teachers Finance Trust	1.850%	5/3/32	50,000	53,039
[7,8]	Republic of Bulgaria	3.500%	5/7/34	37,878	42,750
	Republic of Bulgaria	5.000%	3/5/37	1	1
	Republic of Chile	2.450%	1/31/31	16,460	14,614
[8]	Republic of Chile	3.750%	1/14/32	2,427	2,791
	Republic of Chile	2.550%	7/27/33	10,000	8,378
	Republic of Colombia	3.125%	4/15/31	69,940	56,353
	Republic of Colombia	3.250%	4/22/32	40,000	30,772
[4]	Republic of Guatemala	4.900%	6/1/30	15,400	14,869
[8]	Republic of Hungary	5.375%	9/12/33	50,000	59,116
	Republic of Indonesia	5.250%	1/15/30	16,300	16,675
	Republic of Indonesia	4.750%	9/10/34	24,348	23,638
[6]	Republic of Latvia	5.125%	7/30/34	30,000	29,808
	Republic of Panama	2.252%	9/29/32	30,000	22,000
	Republic of Panama	8.125%	4/28/34	9,236	9,754
	Republic of Peru	2.844%	6/20/30	35,216	31,939
	Republic of Peru	2.783%	1/23/31	119,691	106,196
	Republic of Philippines	1.648%	6/10/31	23,709	19,980
	Republic of Philippines	1.950%	1/6/32	5,180	4,353
[8]	Republic of Philippines	3.625%	2/4/32	37,290	42,166
	Republic of Poland	5.750%	11/16/32	19,555	20,583

Vanguard® Intermediate-Term Investment-Grade Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
		Republic of Poland	5.375%	2/12/35	18,860	19,093
		Republic of South Africa	4.850%	9/30/29	18,155	17,071
		Republic of South Africa	5.750%	9/30/49	18,750	13,385
		Republic of Turkiye	7.125%	2/12/32	31,111	30,359
		Republic of Uzbekistan	3.700%	11/25/30	5,500	4,729
		Republic of Uzbekistan	3.900%	10/19/31	10,798	9,154
		State of Israel	5.375%	2/19/30	64,225	64,819
		State of Israel	4.500%	1/17/33	21,570	20,165
		State of Israel	5.500%	3/12/34	5,030	4,985
		United Mexican States	2.659%	5/24/31	203,133	172,649
		United Mexican States	4.750%	4/27/32	37,887	35,464
		United Mexican States	4.875%	5/19/33	63,819	58,689
		United Mexican States	6.875%	5/13/37	122,500	124,064
		United Mexican States	3.771%	5/24/61	10,900	6,172
		Uzbekneftegaz JSC	4.750%	11/16/28	18,889	17,060
Total Sovereign Bonds (Cost $1,304,849)						1,317,642
Taxable Municipal Bonds (0.2%)
		Empire State Development Corp. Income Tax Revenue	3.900%	3/15/33	320	308
		Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/29	80	79
		Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	25,540	22,963
		New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	599	604
		New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	2,945	2,876
		Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	3,130	3,261
		State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	19,000	16,925
		Texas Natural Gas Securitization Finance Corp.	5.102%	4/1/35	4,413	4,505
		University of California College & University Revenue	1.614%	5/15/30	5,025	4,439
		University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	8,000	7,769
Total Taxable Municipal Bonds (Cost $63,633)						63,729
					Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[13]		Vanguard Market Liquidity Fund (Cost $99,647)	4.350%		996,572	99,647
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	12,755	157
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	184,045	2,249
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	12,755	29

Vanguard® Intermediate-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	184,045	419
Total Options Purchased (Cost $2,330)					2,854
Total Investments (99.5%) (Cost $35,790,491)					35,558,295
Other Assets and Liabilities—Net (0.5%)					188,596
Net Assets (100%)					35,746,891
Cost is in $000.
1	Securities with a value of $35,164 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $44,834 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $53,907 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $2,226,182, representing 6.2% of net assets.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Australian dollars.
11	Non-income-producing security—security in default.
12	Face amount denominated in Japanese yen.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
SOFR—Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	12,755	(76)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	184,045	(1,081)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	12,755	(66)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	184,045	(938)
Total Options Written (Premiums Received $1,820)					(2,161)
GSI—Goldman Sachs International.
SOFR—Secured Overnight Financing Rate.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	13,805	1,549,180	14,841
Euro-Schatz	June 2025	131	15,964	15
Ultra 10-Year U.S. Treasury Note	June 2025	16,863	1,934,766	2,796
				17,652

Vanguard® Intermediate-Term Investment-Grade Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
2-Year U.S. Treasury Note	June 2025	(1,037)	(215,850)	(896)
5-Year U.S. Treasury Note	June 2025	(7,806)	(852,379)	1,181
10-Year Japanese Government Bond	June 2025	(53)	(52,136)	(997)
AUD 3-Year Treasury Bond	June 2025	(1,166)	(80,403)	(1,033)
AUD 10-Year Treasury Bond	June 2025	(1,027)	(75,634)	(1,844)
Euro-Bobl	June 2025	(569)	(77,113)	(293)
Euro-Bund	June 2025	(2,224)	(332,014)	(3,588)
Euro-Buxl	June 2025	(52)	(7,311)	106
Long Gilt	June 2025	(150)	(18,695)	(218)
Long U.S. Treasury Bond	June 2025	(1,394)	(162,575)	(306)
Ultra Long U.S. Treasury Bond	June 2025	(1,895)	(229,354)	3,400
				(4,488)
				13,164

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	6/18/25	AUD	3,193	USD	2,019	27	—
State Street Bank & Trust Co.	6/18/25	AUD	256	USD	163	1	—
JPMorgan Chase Bank, N.A.	6/18/25	EUR	18,532	USD	21,077	—	(18)
State Street Bank & Trust Co.	6/18/25	EUR	14,482	USD	16,628	—	(171)
JPMorgan Chase Bank, N.A.	6/18/25	EUR	12,356	USD	13,530	510	—
Royal Bank of Canada	6/18/25	EUR	8,934	USD	10,175	—	(22)
Canadian Imperial Bank of Commerce	6/18/25	EUR	3,593	USD	4,066	16	—
State Street Bank & Trust Co.	6/18/25	GBP	11,460	USD	14,877	399	—
Toronto-Dominion Bank	6/18/25	USD	181,305	AUD	287,533	—	(2,973)
State Street Bank & Trust Co.	6/18/25	USD	10,739	AUD	17,187	—	(276)
Canadian Imperial Bank of Commerce	6/18/25	USD	7,292	AUD	11,717	—	(218)
Barclays Bank plc	6/18/25	USD	1,173	AUD	1,942	—	(71)
Wells Fargo Bank N.A.	6/18/25	USD	460,650	EUR	425,209	—	(22,541)
Canadian Imperial Bank of Commerce	6/18/25	USD	17,678	EUR	15,801	—	(277)
JPMorgan Chase Bank, N.A.	6/18/25	USD	11,971	EUR	10,369	188	—
The Bank of New York Mellon Corp.	6/18/25	USD	5,940	EUR	5,379	—	(172)
HSBC Bank plc	6/18/25	USD	5,119	EUR	4,489	18	—
Bank of Montreal	6/18/25	USD	4,717	EUR	4,130	24	—
JPMorgan Chase Bank, N.A.	6/18/25	USD	4,141	EUR	3,776	—	(150)
UBS AG	6/18/25	USD	3,129	EUR	2,881	—	(145)
Barclays Bank plc	6/18/25	USD	1,889	EUR	1,653	10	—
State Street Bank & Trust Co.	6/18/25	USD	1,231	EUR	1,122	—	(44)
State Street Bank & Trust Co.	6/18/25	USD	46,546	GBP	35,936	—	(1,356)
Standard Chartered Bank	6/18/25	USD	35,430	JPY	5,016,035	154	—
State Street Bank & Trust Co.	6/18/25	USD	3,252	JPY	477,611	—	(106)
						1,347	(28,540)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Vanguard® Intermediate-Term Investment-Grade Fund
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S44-V1	6/21/30	USD	198,900	5.000	7,996	2,734
CDX-NA-IG-S44-V1	6/21/30	USD	677,074	1.000	10,522	2,274
					18,518	5,008
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	1,630	1.000	7	2	5	—
American Express Co./A2	12/23/25	GSI	1,630	1.000	11	7	4	—
American International Group Inc./Baa2	12/23/25	GSI	1,630	1.000	10	3	7	—
Boeing Co./Baa2	12/23/25	GSI	1,630	1.000	9	(1)	10	—
Chubb INA Holdings LLC/A2	12/23/25	GSI	1,630	1.000	12	8	4	—
Comcast Corp./A3	12/23/25	GSI	1,630	1.000	11	6	5	—
CVS Health Corp./Baa2	12/23/25	GSI	1,630	1.000	11	5	6	—
Dominion Energy Inc./Baa2	12/23/25	GSI	1,630	1.000	12	6	6	—
Dow Chemical Co./Baa1	12/23/25	GSI	1,630	1.000	10	4	6	—
Enbridge Inc./Baa2	12/23/25	GSI	1,630	1.000	10	4	6	—
Federative Republic of Brazil/Baa2	6/21/30	DBAG	13,880	1.000	30	53	—	(23)
General Electric Co./Baa1	12/23/25	GSI	1,630	1.000	11	1	10	—
General Motors Co./Baa3	12/23/25	GSI	1,630	1.000	8	—	8	—
International Business Machines Corp./A3	12/23/25	GSI	1,630	1.000	11	6	5	—
Kroger Co./Baa1	12/23/25	GSI	1,630	1.000	12	5	7	—
Lincoln National Corp./Baa2	12/23/25	GSI	1,630	1.000	8	3	5	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	11	6	5	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	1,630	1.000	10	2	8	—
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	1,630	1.000	11	7	4	—
Metlife Inc./A3	12/23/25	GSI	1,630	1.000	10	5	5	—
Mondelez International Inc./Baa1	12/23/25	GSI	1,630	1.000	11	6	5	—
Prudential Financial Inc./A3	12/23/25	GSI	1,630	1.000	10	5	5	—
Republic of Indonesia/Baa2	6/21/30	BARC	111,000	1.000	240	440	—	(200)
Republic of Indonesia/Baa2	6/21/30	JPMC	26,030	1.000	56	94	—	(38)
Simon Property Group LP/A3	12/23/25	GSI	1,630	1.000	10	3	7	—
UnitedHealth Group Inc./A3	12/23/25	GSI	1,630	1.000	11	7	4	—
Verizon Communications Inc./Baa1	12/23/25	GSI	1,630	1.000	10	5	5	—
					573	692	142	(261)

Credit Protection Purchased
Unibail-Rodamco-Westfield SE	6/21/28	JPMC	3,300[2]	(1.000)	(46)	111	—	(157)
					527	803	142	(418)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

Vanguard® Intermediate-Term Investment-Grade Fund
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $791 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/17/27	6/17/25[1]	26,773,587[2]	0.000[3]	(0.938)[4]	(991)	(991)
8/31/29	6/2/25[1]	91,900	0.000[5]	(4.088)[4]	(2,784)	(2,784)
8/31/29	6/2/25[1]	91,900	0.000[5]	(3.926)[4]	(2,197)	(2,197)
8/31/29	6/2/25[1]	91,500	0.000[5]	(3.206)[4]	403	403
8/31/29	6/2/25[1]	88,500	0.000[5]	(3.495)[4]	(615)	(615)
8/31/29	6/2/25[1]	46,700	0.000[5]	(3.623)[4]	(560)	(560)
8/31/29	6/2/25[1]	45,320	0.000[5]	(3.799)[4]	(858)	(858)
					(7,602)	(7,602)
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Notional amount denominated in Japanese yen.
3	Based on Tokyo Overnight Interbank Average Rate (TONA) as of the most recent reset date. Interest payment received/paid annually.
4	Interest payment received/paid annually.
5	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.	Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired

Vanguard® Intermediate-Term Investment-Grade Fund
through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
G.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage

Vanguard® Intermediate-Term Investment-Grade Fund
applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Intermediate-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,650,874	—	2,650,874
Asset-Backed/Commercial Mortgage-Backed Securities	—	647,224	—	647,224
Corporate Bonds	—	30,768,822	—	30,768,822
Floating Rate Loan Interests	—	7,503	—	7,503
Sovereign Bonds	—	1,317,642	—	1,317,642
Taxable Municipal Bonds	—	63,729	—	63,729
Temporary Cash Investments	99,647	—	—	99,647
Options Purchased	—	2,854	—	2,854
Total	99,647	35,458,648	—	35,558,295
Derivative Financial Instruments
Assets
Futures Contracts[1]	22,339	—	—	22,339
Forward Currency Contracts	—	1,347	—	1,347
Swap Contracts	5,411[1]	142	—	5,553
Total	27,750	1,489	—	29,239
Liabilities
Options Written	—	(2,161)	—	(2,161)
Futures Contracts[1]	(9,175)	—	—	(9,175)
Forward Currency Contracts	—	(28,540)	—	(28,540)
Swap Contracts	(8,005)[1]	(418)	—	(8,423)
Total	(17,180)	(31,119)	—	(48,299)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.